UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332
                                                      --------

                           Rochester Portfolio Series
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
Municipal Bonds and Notes--102.6%
NEW YORK--83.3%
$     20,000  Albany County, NY Airport Authority(1)                      5.125%      12/15/2019     12/15/2010(A)  $      20,095
   1,500,000  Albany County, NY IDA (Albany College of Pharmacy)          5.250       12/01/2019     12/01/2019         1,409,250
       5,000  Albany, NY GO(1)                                            7.000       01/15/2010     01/01/2009(A)          5,017
     205,000  Albany, NY Hsg. Authority                                   6.250       10/01/2012(2)  04/01/2009(A)        205,353
     200,000  Albany, NY Hsg. Authority (Lark Drive)                      5.200       12/01/2013     12/01/2010(A)        201,804
     150,000  Albany, NY Hsg. Authority (Lark Drive)                      5.400       12/01/2018     12/01/2010(A)        145,638
   1,365,000  Albany, NY IDA (Brighter Choice Charter School)             4.500       04/01/2018     04/11/2017(B)      1,224,733
   5,335,000  Albany, NY IDA (Charitable Leadership)                      5.500       07/01/2011     07/13/2010(B)      5,383,228
   8,810,000  Albany, NY IDA (Charitable Leadership)                      6.000       07/01/2019(2)  07/01/2013(A)      8,406,414
   2,660,000  Albany, NY IDA (Daughters of Sarah Nursing Home)            5.250       10/20/2021     04/20/2014(A)      2,655,425
   1,260,000  Albany, NY IDA (H. Johnson Office Park)                     5.750       03/01/2018     07/16/2014(B)      1,214,174
   3,000,000  Albany, NY IDA (St. Peter's Hospital)                       5.750       11/15/2022     11/15/2017(A)      2,901,300
     140,000  Albany, NY IDA (University at Albany Foundation Student
                 Hsg. Corp.)(3)                                          10.000(4)    11/01/2032     11/01/2032           140,000
      50,000  Albany, NY IDA (University at Albany Foundation Student
                 Hsg. Corp.)(3)                                          10.000(4)    11/01/2032     11/01/2032            50,000
     190,000  Albany, NY IDA (University at Albany Foundation Student
                 Hsg. Corp.)(3)                                          10.000(4)    11/01/2032     11/01/2032           190,000
     100,000  Albany, NY Municipal Water Finance Authority(1)             5.000       12/01/2011     06/01/2009(A)        100,132
   1,935,000  Albany, NY Municipal Water Finance Authority(1)             5.250       12/01/2017     12/01/2008(A)      1,937,825
     200,000  Albany, NY Municipal Water Finance Authority(1)             5.250       12/01/2019     12/01/2008(A)        200,260
   2,915,000  Albany, NY Municipal Water Finance Authority(1)             5.250       12/01/2020     12/01/2008(A)      2,915,670
     440,000  Albany, NY Municipal Water Finance Authority(1)             5.250       12/01/2021     12/01/2008(A)        440,040
   3,235,000  Albany, NY Municipal Water Finance Authority(1)             5.250       12/01/2022     12/01/2008(A)      3,234,968
   2,590,000  Albany, NY Municipal Water Finance Authority(1)             5.250       12/01/2023     12/01/2008(A)      2,589,871
   2,010,000  Albany, NY Parking Authority                                5.625       07/15/2020(2)  07/15/2011(A)      2,021,236
     445,000  Albany, NY Parking Authority                                5.625       07/15/2025(2)  07/15/2011(A)        431,107
     140,000  Allegany County, NY IDA (Houghton College)                  5.000       01/15/2010     01/15/2009(A)        141,558


                    1 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  4,380,000  Allegany County, NY IDA (Houghton College)                  5.250%      01/15/2018     01/15/2009(A)  $   4,369,751
     490,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at
                 Buffalo)                                                 5.750       04/01/2016     04/01/2012(A)        485,889
     720,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at
                 Buffalo)                                                 5.750       04/01/2017(2)  04/01/2012(A)        705,334
      10,000  Arlington, NY Central School District                       5.625       05/15/2022     05/15/2009(E)         10,212
   6,940,000  Babylon, NY IDA (WSNCHS East, Inc.)(1)                      6.500       08/01/2019(2)  08/01/2010(A)      7,182,692
     110,000  Batavia, NY GO                                              5.000       11/01/2015     11/01/2015(A)        111,951
     110,000  Batavia, NY GO                                              5.000       11/01/2016     11/01/2015(A)        110,897
     110,000  Batavia, NY GO                                              5.000       11/01/2017     11/01/2015(A)        109,892
     110,000  Batavia, NY GO                                              5.000       11/01/2018     11/01/2015(A)        108,327
     110,000  Batavia, NY GO                                              5.000       11/01/2019     11/01/2015(A)        106,851
     110,000  Batavia, NY GO                                              5.000       11/01/2020     11/01/2015(A)        105,119
   6,000,000  Battery Park, NY City Authority, Series A(1)                5.250       11/01/2022     11/01/2013(A)      6,047,580
     810,000  Bethlehem, NY Water System                                  5.250       03/01/2018     03/01/2013(A)        798,563
     905,000  Bethlehem, NY Water System                                  5.375       03/01/2020     03/01/2013(A)        879,036
     500,000  Bethlehem, NY Water System                                  5.500       03/01/2022     03/01/2022           480,715
      85,000  Blauvelt, NY Volunteer Fire Company                         6.000       10/15/2008     10/15/2008            84,967
     555,000  Brookhaven, NY IDA (Alternatives for Children)              7.000       02/01/2013     03/22/2011(B)        548,634
     965,000  Brookhaven, NY IDA (Dowling College)                        6.500       11/01/2012     11/01/2012           983,239
     860,000  Brookhaven, NY IDA (Enecon Corp.)                           5.800       11/01/2018     10/15/2014(B)        769,648
     130,000  Brookhaven, NY IDA (Stony Brook Foundation)                 5.750       11/01/2008     11/01/2008           130,125
     645,000  Broome County, NY COP(1)                                    5.250       04/01/2022(2)  04/01/2009(A)        645,013
      10,000  Broome County, NY GO(1)                                     5.400       04/15/2011     04/01/2009(A)         10,116
     925,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)       5.250       11/01/2015     12/14/2013(B)        844,830
     320,000  Cattaraugus County, NY IDA (Olean General Hospital)(1)      5.250       08/01/2023     08/01/2010(A)        314,797
   4,275,000  Cayuga County, NY COP (Auburn Memorial Hospital)            6.000       01/01/2021     01/01/2009(A)      4,267,177
   1,010,000  Chautauqua County, NY Tobacco Asset Securitization Corp.    6.000       07/01/2012     07/01/2010(A)      1,018,474
   1,075,000  Chautauqua County, NY Tobacco Asset Securitization Corp.    6.250       07/01/2016     07/01/2010(A)      1,082,751
   3,795,000  Chautauqua County, NY Tobacco Asset Securitization Corp.    6.500       07/01/2024     07/01/2010(A)      3,839,705
  18,160,000  Chautauqua County, NY Tobacco Asset Securitization Corp.    6.750       07/01/2040     07/01/2010(A)     18,339,602
   2,415,000  Clarence, NY IDA (Bristol Village)                          6.000       01/20/2044     01/20/2013(A)      2,464,073
      45,000  Clifton Park, NY Water Authority(1)                         5.000       10/01/2029     08/24/2025(B)         41,378


                    2 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  4,435,000  Cortland County, NY IDA (Cortland Memorial Hospital)        5.625%      07/01/2024(2)  08/23/2019(B)  $   4,059,533
      50,000  Cortland, NY GO(1)                                          5.625       05/01/2010     11/01/2008(A)         50,116
      10,000  Deerfield, NY GO                                            5.250       06/15/2009     06/15/2009            10,134
      10,000  Deerfield, NY GO                                            5.250       06/15/2010     06/15/2010            10,257
      10,000  Deerfield, NY GO                                            5.250       06/15/2011     06/15/2011            10,318
      10,000  Deerfield, NY GO                                            5.250       06/15/2012     06/15/2012            10,295
      10,000  Deerfield, NY GO                                            5.250       06/15/2013     06/15/2013            10,286
      10,000  Deerfield, NY GO                                            5.500       06/15/2014     06/15/2014            10,389
      10,000  Deerfield, NY GO                                            5.500       06/15/2015     06/15/2015            10,326
      10,000  Deerfield, NY GO                                            5.500       06/15/2016     06/15/2016            10,262
      10,000  Deerfield, NY GO                                            5.500       06/15/2017     06/15/2016(A)         10,170
      10,000  Deerfield, NY GO                                            5.500       06/15/2018     06/15/2016(A)         10,065
      15,000  Deerfield, NY GO                                            5.500       06/15/2019     06/15/2016(A)         14,970
      15,000  Deerfield, NY GO                                            5.500       06/15/2020     06/15/2016(A)         14,771
   5,205,000  Dutchess County, NY IDA (Marist College)                    5.150       07/01/2017     07/01/2013(A)      5,259,184
      25,000  East Hampton, NY Town GO                                    5.000       04/15/2018     04/15/2009(A)         25,209
     515,000  East Rochester, NY Hsg. Authority (Gates Senior Hsg.)       5.200       04/20/2021     10/20/2013(A)        508,403
   2,800,000  East Rochester, NY Hsg. Authority (Rochester St. Mary's
                 Residence Facility)                                      5.375       12/20/2022(2)  12/20/2015(A)      2,812,236
   8,300,000  East Rochester, NY Hsg. Authority (St. John's Meadows)(1)   5.000       08/15/2027     04/17/2022(B)      7,482,035
   4,095,000  East Rochester, NY Hsg. Authority (St. John's Meadows)(1)   5.950       08/01/2027     08/01/2009(A)      4,097,129
     210,000  East Syracuse, NY Hsg. Authority (Bennett Manor
                 Associates)                                              6.700       04/01/2021     04/01/2010(A)        218,077
     415,000  Elmira, NY GO                                               5.000       10/01/2015     10/01/2015           420,947
     440,000  Elmira, NY GO                                               5.000       10/01/2016     10/01/2015(A)        442,363
     460,000  Elmira, NY GO                                               5.000       10/01/2017     10/01/2015(A)        457,695
     485,000  Elmira, NY GO                                               5.000       10/01/2018     10/01/2017(A)        475,581
     505,000  Elmira, NY GO                                               5.000       10/01/2019     10/01/2017(A)        488,325
   1,300,000  Erie County, NY IDA (Buffalo City School District)(1)       5.750       05/01/2025     05/01/2014(A)      1,327,898
   6,500,000  Erie County, NY IDA (Buffalo City School District)(1)       5.750       05/01/2026     05/01/2014(A)      6,639,490
   1,320,000  Erie County, NY IDA (Medaille College)                      6.875       10/01/2013     03/17/2011(B)      1,324,686
     295,000  Erie County, NY IDA (Medaille College)                      7.250       11/01/2010     11/19/2009(B)        298,599
  29,615,000  Erie County, NY Tobacco Asset Securitization Corp.          5.000       06/01/2031     03/22/2017(B)     23,308,486
   9,750,000  Erie County, NY Tobacco Asset Securitization Corp.          5.000       06/01/2038     08/15/2020(B)      7,457,873
   1,635,000  Erie County, NY Tobacco Asset Securitization Corp.          5.750       07/15/2013     07/15/2010(E)      1,735,667


                    3 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  6,865,000  Erie County, NY Tobacco Asset Securitization Corp.(1)       6.000%      07/15/2020     07/15/2010(E)  $   7,317,472
     250,000  Essex County, NY IDA (International Paper Company)          6.450       11/15/2023     11/15/2023           230,790
     690,000  Essex County, NY IDA (North Country Community College
                 Foundation)                                              4.600       06/01/2015     12/25/2013(B)        651,615
     540,000  Franklin County, NY IDA (North Country Community College
                 Foundation)                                              4.600       06/01/2015     12/24/2013(B)        509,960
      50,000  Gloversville, NY GO                                         5.800       03/15/2015     03/15/2009(A)         50,809
     500,000  Hamilton County, NY IDA (Adirondack Historical Assoc.)      5.250       11/01/2018     11/01/2008(A)        499,780
      75,000  Hempstead Village, NY GO                                    5.000       09/15/2017     09/15/2016(A)         74,523
     500,000  Hempstead Village, NY GO                                    5.000       07/01/2018     07/01/2014(A)        491,075
      75,000  Hempstead Village, NY GO                                    5.000       09/15/2018     09/15/2016(A)         73,587
   1,195,000  Hempstead Village, NY GO                                    5.000       07/01/2019     07/01/2014(A)      1,155,816
      75,000  Hempstead Village, NY GO                                    5.000       09/15/2019     09/15/2016(A)         72,451
      75,000  Hempstead Village, NY GO                                    5.000       09/15/2020     09/15/2020            71,674
      75,000  Hempstead Village, NY GO                                    5.000       09/15/2021     09/15/2016(A)         70,733
      75,000  Hempstead Village, NY GO                                    5.000       09/15/2022     09/15/2016(A)         69,875
      75,000  Hempstead Village, NY GO                                    5.000       09/15/2023     09/15/2023            68,981
   1,635,000  Hempstead Village, NY GO                                    5.250       07/01/2023     07/01/2014(A)      1,548,051
   1,730,000  Hempstead Village, NY GO                                    5.250       07/01/2024     07/01/2014(A)      1,629,037
   1,700,000  Hempstead, NY IDA (Adelphi University)(1)                   5.750       06/01/2022(2)  06/01/2012(A)      1,717,731
   1,350,000  Hempstead, NY IDA (Hofstra University)(1)                   5.800       07/01/2015     01/01/2009(A)      1,358,060
   2,740,000  Hempstead, NY IDA (Lynbrook Facilities)                     6.000       11/01/2017     08/10/2013(B)      2,522,033
     525,000  Hempstead, NY IDA (Peninsula Counseling Center)             5.500       11/01/2010     11/01/2009(B)        512,337
     900,000  Hempstead, NY IDA (Peninsula Counseling Center)             5.500       11/01/2011     11/01/2011           869,508
     620,000  Hempstead, NY IDA (Peninsula Counseling Center)             5.750       11/01/2018     09/03/2015(B)        568,267
      60,000  Herkimer County, NY GO                                      5.000       09/15/2012     03/15/2009(A)         61,887
      40,000  Herkimer County, NY GO                                      5.000       09/15/2012     03/15/2009(A)         40,315
     370,000  Herkimer County, NY IDA (Herkimer County College
                 Foundation)                                              5.850       11/01/2010     11/15/2009(B)        376,212
   1,025,000  Herkimer, NY Hsg. Authority                                 7.150       03/01/2011     03/01/2009(A)      1,027,686
     275,000  Hudson, NY IDA (Hudson Fabrics)                             6.000       11/01/2012     10/10/2010(B)        256,630
   3,345,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                5.500       12/01/2016     01/17/2013(B)      2,968,219
     395,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                5.500       12/01/2016     01/17/2013(B)        350,507
      10,000  Islip, NY Res Rec, Series D(1)                              6.500       07/01/2009     01/01/2009(A)         10,061


                    4 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  2,990,000  Islip, NY Res Rec, Series E(1)                              5.625%      07/01/2017     07/01/2014(A)  $   3,004,711
   1,175,000  Islip, NY Res Rec, Series E(1)                              5.750       07/01/2019     07/01/2014(A)      1,168,373
     250,000  Jamestown, NY GO                                            5.000       08/01/2024     08/01/2014(A)        239,428
     250,000  Jamestown, NY GO                                            5.000       08/01/2025     08/01/2014(A)        237,160
   1,180,000  Jamestown, NY Hsg. Authority                                6.125       07/01/2010     09/27/2009(B)      1,155,904
   1,000,000  Kenmore, NY Hsg. Authority (SUNY at Buffalo)                5.500       08/01/2024     01/23/2023(B)        902,840
   2,210,000  Livingston County, NY IDA (Nicholas H. Noyes Memorial
                 Hospital)                                                5.875       07/01/2022     05/25/2019(B)      1,951,121
   1,010,000  Livingston County, NY IDA (Nicholas H. Noyes Memorial
                 Hospital)                                                6.000       07/01/2030     04/22/2027(B)        858,116
      70,000  Livonia, NY GO                                              5.000       06/15/2020     06/15/2017(A)         68,305
      75,000  Livonia, NY GO                                              5.000       06/15/2021     06/15/2017(A)         72,227
      80,000  Livonia, NY GO                                              5.000       06/15/2022     06/15/2017(A)         75,735
      85,000  Livonia, NY GO                                              5.000       06/15/2023     06/15/2017(A)         79,523
      90,000  Livonia, NY GO                                              5.000       06/15/2024     06/15/2017(A)         83,335
      75,000  Livonia, NY GO                                              5.000       06/15/2025     06/15/2017(A)         68,779
   2,065,000  Madison County, NY IDA (Morrisville State College
                 Foundation)                                              5.000       06/01/2022     08/11/2019(B)      1,892,098
   2,260,000  Madison County, NY IDA (Oneida Healthcare Center)           5.500       02/01/2016     02/01/2011(A)      2,261,288
     115,000  Medina, NY Hsg. Corp.                                       8.250       08/15/2011(2)  02/15/2009(A)        114,939
   2,515,000  Monroe County, NY COP                                       8.050       01/01/2011(2)  01/01/2009(A)      2,519,426
       5,000  Monroe County, NY GO                                        5.000       06/01/2017     12/01/2008(A)          5,007
      45,000  Monroe County, NY GO                                        5.350       03/01/2012     03/01/2009(A)         45,290
     440,000  Monroe County, NY IDA (Canal Ponds)                         7.000       06/15/2013(2)  12/15/2008(A)        442,178
   1,285,000  Monroe County, NY IDA (DePaul Community Facilities)         6.500       02/01/2024(2)  02/01/2009(A)      1,290,153
      75,000  Monroe County, NY IDA (Nazareth College of Rochester)       5.250       10/01/2021     10/01/2011(A)         75,376
      25,000  Monroe County, NY IDA (Rochester Institute of Technology)   5.000       04/01/2010     04/01/2010            25,173
     100,000  Monroe County, NY IDA (St. John Fisher College)             5.200       06/01/2019     06/01/2019            93,246
     310,000  Monroe County, NY IDA (Summit at Brighton)                  5.000       07/01/2016     10/26/2012(B)        275,826
   1,860,000  Monroe County, NY IDA (West End Business Center)            5.125       12/01/2014     05/29/2011(B)      1,711,572
      45,000  Monroe County, NY Water Authority(1)                        5.250       08/01/2011     02/01/2009(A)         45,073
     285,000  Monroe, NY Newpower Corp.                                   4.500       01/01/2011     10/01/2010(B)        280,434
     155,000  Monroe, NY Newpower Corp.                                   4.700       01/01/2012     10/01/2011(B)        152,016
     410,000  Monroe, NY Newpower Corp.                                   4.800       01/01/2013     10/01/2012(B)        400,000
   7,800,000  Monroe, NY Newpower Corp.                                   6.375       01/01/2024     07/01/2009(A)      7,533,864


                    5 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    280,000  Mount Vernon, NY IDA (Kings Court)                          5.125%      12/01/2023     01/21/2022(B)  $     250,653
     975,000  Mount Vernon, NY IDA (Macedonia Towers)                     5.125       12/01/2023     01/18/2022(B)        872,810
     100,000  Mount Vernon, NY IDA (Meadowview)                           6.000       06/01/2009     12/06/2008(B)         99,429
   5,275,000  Mount Vernon, NY IDA (Section 8), Series A                  5.250       12/01/2014(2)  12/01/2008(A)      5,387,832
      50,000  Municipal Assistance Corp. for
                 Troy, NY(1)                                              5.000       01/15/2016     01/15/2009(A)         50,216
     300,000  Nassau County, NY Bridge Authority(1)                       5.250       10/01/2026     04/01/2009(A)        295,197
     305,000  Nassau County, NY IDA (ACDS)                                5.950       11/01/2022     09/14/2016(B)        272,292
     605,000  Nassau County, NY IDA (ACDS)                                6.000       12/01/2019     04/02/2017(B)        542,068
     440,000  Nassau County, NY IDA (ALIA-ACDS)                           7.000       10/01/2016     11/01/2011(A)        431,578
     525,000  Nassau County, NY IDA (ALIA-ACLD)                           5.750       09/01/2011     06/03/2010(B)        509,686
     655,000  Nassau County, NY IDA (ALIA-CMA)                            7.000       10/01/2016     11/01/2011(A)        642,463
     505,000  Nassau County, NY IDA (ALIA-CRR)                            7.000       10/01/2016     11/01/2011(A)        495,334
     110,000  Nassau County, NY IDA (ALIA-FREE)                           7.000       10/01/2016     11/01/2011(A)        107,895
     460,000  Nassau County, NY IDA (ALIA-HKSB)                           7.000       10/01/2016     11/01/2011(A)        451,196
   1,950,000  Nassau County, NY IDA (CSMR)                                5.950       11/01/2022     09/14/2016(B)      1,740,882
   1,745,000  Nassau County, NY IDA (CSMR)                                6.000       12/01/2019     12/27/2016(B)      1,563,485
     240,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)         5.950       11/01/2022     08/23/2016(B)        214,262
     740,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)         6.000       12/01/2019     11/17/2016(B)        662,485
     320,000  Nassau County, NY IDA (Hispanic Counseling Center)          6.000       11/01/2017     08/21/2013(B)        295,293
     260,000  Nassau County, NY IDA (Life's WORCA)                        5.950       11/01/2022     09/04/2016(B)        232,118
     500,000  Nassau County, NY IDA (PLUS Group Home)                     6.150       11/01/2022     09/23/2016(B)        446,765
     755,000  Nassau County, NY IDA (United Cerebral Palsy)               5.750       11/01/2009     02/06/2009(B)        747,216
     130,000  Nassau County, NY IDA (United Veteran's Beacon House)       6.000       11/01/2017     08/08/2013(B)        119,963
     490,000  Nassau County, NY IDA (WORCA)                               6.000       12/01/2019     12/23/2016(B)        438,673
     140,000  Nassau County, NY IDA, Series C                             6.000       12/01/2019     12/22/2016(B)        125,335
   2,355,000  Nassau County, NY Interim Finance Authority(1)              5.125       11/15/2021     11/15/2008(A)      2,355,165
      80,000  Nassau County, NY Interim Finance Authority(1)              5.375       11/15/2012     11/15/2008(A)         80,123
      35,000  Nassau County, NY Interim Finance Authority(1)              5.375       11/15/2013     11/15/2008(A)         35,054


                    6 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$ 21,000,000  Nassau County, NY Tobacco Settlement Corp.                  0.000%(5)   06/01/2026     12/03/2017(B)  $  17,187,450
     245,000  Nassau, NY IDA (EBS North Hills LLC)                        7.000       11/01/2013     01/03/2011(B)        266,761
     110,000  Nassau, NY IDA (EBS North Hills LLC)                        7.000       11/01/2013     01/03/2011(B)        119,514
     150,000  Nassau, NY IDA (EBS North Hills LLC)                        7.000       11/01/2013     01/08/2011(B)        163,434
     165,000  Nassau, NY IDA (EBS North Hills LLC)                        7.000       11/01/2013     01/03/2011(B)        179,629
     165,000  Nassau, NY IDA (EBS North Hills LLC)                        7.000       11/01/2013     01/03/2011(B)        179,629
   6,855,000  New Rochelle, NY IDA (College of New Rochelle)              5.500       07/01/2019     07/01/2009(A)      6,871,658
      80,000  New Rochelle, NY Municipal Hsg. Authority, Series B         6.500       12/01/2014     12/01/2008(E)         82,774
      15,000  New Windsor, NY GO(1)                                       5.300       05/01/2010     11/01/2008(A)         15,033
   1,240,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)         5.650       08/01/2020(2)  08/01/2009(A)      1,243,832
   1,000,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)         5.750       02/01/2032     03/15/2027(B)        948,320
     150,000  Niagara County, NY IDA (American Ref-Fuel Company)          5.550       11/15/2024     11/15/2015(C)        140,147
  13,360,000  Niagara County, NY IDA (Niagara Falls Memorial Medical
                 Center)                                                  5.500       11/01/2035     01/03/2025(B)     11,805,965
   1,270,000  Niagara County, NY IDA (Niagara Falls Memorial Medical
                 Center)                                                  5.750       06/01/2018     04/03/2016(B)      1,262,190
   7,750,000  Niagara County, NY IDA (Solid Waste Disposal)               5.450       11/15/2025     11/15/2012(C)      7,527,498
   9,460,000  Niagara County, NY IDA (Solid Waste Disposal)               5.550       11/15/2024     11/15/2024         9,096,641
  12,450,000  Niagara County, NY IDA (Solid Waste Disposal)               5.625       11/15/2024     11/15/2014(C)     11,901,453
     170,000  Niagara County, NY Tobacco Asset Securitization Corp.       5.375       05/15/2018     05/15/2009(B)        155,878
     175,000  Niagara County, NY Tobacco Asset Securitization Corp.       5.500       05/15/2019     05/15/2011(F)        167,298
      90,000  Niagara County, NY Tobacco Asset Securitization Corp.       5.500       05/15/2020     05/15/2012(F)         85,543
   1,175,000  Niagara County, NY Tobacco Asset Securitization Corp.       5.875       05/15/2022     05/15/2011(A)      1,147,176
   1,105,000  Niagara County, NY Tobacco Asset Securitization Corp.       6.250       05/15/2034     11/15/2010(A)      1,084,834
     945,000  Niagara County, NY Tobacco Asset Securitization Corp.       6.250       05/15/2040     05/15/2010(A)        913,985
  11,995,000  Niagara County, NY Tobacco Asset Securitization Corp.       6.750       05/15/2029(2)  05/15/2010(A)     12,121,067
   1,000,000  Niagara Falls, NY Public Water Authority                    5.500       07/15/2034     07/15/2015(A)      1,001,540


                    7 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$     60,000  Niagara, NY Frontier Transportation Authority (Buffalo
                 Niagara International Airport)                           5.000%      04/01/2013     04/01/2009(A)  $      59,714
   8,320,000  Niagara, NY Frontier Transportation Authority (Buffalo
                 Niagara International Airport)(1)                        5.625       04/01/2029(2)  03/13/2025(B)      7,536,589
     210,000  Niagara, NY Frontier Transportation Authority (Buffalo
                 Niagara International Airport)(1)                        5.750       04/01/2019     04/01/2009(A)        214,400
     580,000  North Babylon, NY Volunteer Fire Company                    5.750       08/01/2022     08/01/2010(A)        563,267
      25,000  North Elba, NY GO(1)                                        5.400       06/01/2009     12/01/2008(A)         25,123
      25,000  North Hempstead, NY GO(1)                                   5.375       05/15/2016     11/15/2008(A)         25,062
     345,000  NY Capital District Youth Center(1)                         6.000       02/01/2017     02/01/2009(A)        346,563
   1,100,000  NY Carnegie Redevel. Corp.(3)                               6.500       09/01/2011     11/17/2009(B)      1,052,678
      65,000  NY Counties Tobacco Trust I                                 5.875       06/01/2014     06/01/2010(A)         65,049
   9,625,000  NY Counties Tobacco Trust I(1)                              6.300       06/01/2019(2)  06/01/2010(E)     10,286,334
   4,670,000  NY Counties Tobacco Trust I                                 6.300       06/01/2019(2)  06/01/2010(A)      4,694,471
   4,360,000  NY Counties Tobacco Trust I                                 6.500       06/01/2035     06/01/2010(A)      4,370,551
   3,295,000  NY Counties Tobacco Trust I                                 6.625       06/01/2042(2)  06/01/2010(A)      3,308,938
  18,875,000  NY Counties Tobacco Trust II (TASC)                         5.250       06/01/2025     12/17/2011(B)     16,837,066
     150,000  NY Counties Tobacco Trust II (TASC)                         5.500       06/01/2011     06/01/2011           149,126
     865,000  NY Counties Tobacco Trust II (TASC)                         5.625       06/01/2035     06/04/2018(B)        770,118
   1,055,000  NY Counties Tobacco Trust II (TASC)                         5.750       06/01/2013     06/01/2011(A)      1,054,863
   1,925,000  NY Counties Tobacco Trust II (TASC)                         5.750       06/01/2014     06/01/2011(A)      1,914,644
     750,000  NY Counties Tobacco Trust II (TASC)                         5.750       06/01/2043     09/02/2025(B)        668,588
   2,120,000  NY Counties Tobacco Trust II (TASC)                         6.000       06/01/2015     06/01/2011(A)      2,124,558
   2,330,000  NY Counties Tobacco Trust II (TASC)                         6.000       06/01/2016     06/01/2011(A)      2,325,387
   7,855,000  NY Counties Tobacco Trust III                               5.000       06/01/2027     11/19/2009(B)      7,465,549
   4,980,000  NY Counties Tobacco Trust III                               5.750       06/01/2033     09/26/2012(B)      4,566,212
  16,575,000  NY Counties Tobacco Trust III                               6.000       06/01/2043     04/03/2018(B)     15,340,991
   4,020,000  NY Counties Tobacco Trust IV                                4.250       06/01/2021     03/14/2012(B)      3,641,798
  38,400,000  NY Counties Tobacco Trust IV (TASC)                         0.000(5)    06/01/2041     08/03/2019(B)     36,096,384
   4,520,000  NY Counties Tobacco Trust IV (TASC)                         4.750       06/01/2026     10/12/2009(B)      3,755,984
  38,400,000  NY Counties Tobacco Trust IV (TASC)                         6.650(4)    06/01/2041     06/01/2010(A)      3,903,360
     500,000  NY Grand Central BID (Grand Central District Management)    5.000       01/01/2022     01/01/2014(A)        496,615


                    8 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$     25,000  NY MTA Commuter Facilities (Grand Central Terminal)(1)      5.400%      07/01/2011     01/01/2009(A)  $      25,047
      85,000  NY MTA Commuter Facilities (Grand Central Terminal)(1)      5.500       07/01/2012     01/01/2009(E)         85,162
      25,000  NY MTA Commuter Facilities,
                 Series 7(1)                                              5.625       07/01/2016(2)  01/01/2009(E)         25,997
       5,000  NY MTA Commuter Facilities,
                 Series B(1)                                              5.000       07/01/2017     07/01/2009(E)          5,056
      50,000  NY MTA Commuter Facilities,
              Series B(1)                                                 5.125       07/01/2024     01/01/2009(A)         50,016
       5,000  NY MTA Commuter Facilities,
                 Series D(1)                                              5.000       07/01/2016     01/01/2009(E)          5,179
  33,275,000  NY MTA Service Contract, Series A(1)                        5.125       01/01/2024     07/01/2012(A)     32,028,186
  72,500,000  NY MTA Service Contract, Series A(1)                        5.125       01/01/2029     07/20/2027(B)     67,770,825
  35,350,000  NY MTA Service Contract, Series A(1)                        5.750       07/01/2031     07/01/2012(A)     35,749,809
  33,290,000  NY MTA Service Contract, Series B(1)                        5.250       01/01/2031     01/25/2029(B)     31,612,184
  56,800,000  NY MTA, Series A(1)                                         5.000       11/15/2025     11/26/2024(B)     53,371,552
     540,000  NY MTA, Series A(1)                                         5.000       11/15/2026     11/15/2016(A)        504,538
  11,425,000  NY MTA, Series A(1)                                         5.125       11/15/2031     02/28/2030(B)     10,669,236
  11,075,000  NY MTA, Series A(1)                                         5.500       11/15/2026     11/15/2012(A)     11,163,489
  25,000,000  NY MTA, Series A(1)                                         5.750       11/15/2032     11/15/2012(A)     25,098,000
  34,845,000  NY MTA, Series E(6)                                         5.250       11/15/2031     09/11/2029(B)     33,055,709
      50,000  NY MTA, Series E(1)                                         5.500       11/15/2021     11/15/2012(A)         50,603
      50,000  NY New Hartford-Sunset Wood Funding Corp.                   5.950       08/01/2027     02/01/2009(A)         50,161
   4,355,000  NY Newark-Wayne Community Hospital(1)                       5.875       01/15/2033     01/15/2009(A)      4,357,482
   1,215,000  NY Newark-Wayne Community Hospital                          7.600       09/01/2015     03/01/2009(A)      1,215,620
      50,000  NY Oneida Healthcare Corp. (Oneida Health Systems)          5.300       02/01/2021     03/11/2019(B)         45,953
   3,895,000  NY Oneida Healthcare Corp. (Oneida Health Systems)          5.500       02/01/2016(2)  02/01/2011(A)      3,897,220
  32,000,000  NY Sales Tax Asset Receivables Corp., Series A(1)           5.250       10/15/2027     10/15/2014(A)     31,657,600
   5,000,000  NY Seneca Nation Indians Capital Improvements               5.250       12/01/2016     06/14/2015(B)      4,653,150
      70,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.000       06/01/2011     12/01/2008(A)         70,049
   2,220,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.250       06/01/2021     06/01/2013(A)      2,203,616
  19,550,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2014     06/01/2009(A)     19,703,272
   8,250,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2015     06/01/2010(A)      8,335,718
  11,900,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2016     12/01/2008(A)     12,023,641


                    9 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  5,020,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500%      06/01/2017     06/01/2011(A)  $   5,089,125
  21,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2018     06/01/2012(A)     21,339,360
  20,500,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2019     06/01/2013(A)     20,886,425
  11,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2020     06/01/2013(A)     11,148,060
  18,395,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2021     06/01/2013(A)     18,521,374
  14,965,000  NY Tobacco Settlement Financing Corp. (TASC)(1)             5.500       06/01/2022     06/01/2013(A)     15,037,131
      40,000  NY Triborough Bridge & Tunnel Authority(1)                  5.000       01/01/2024     01/01/2009(A)         39,702
   1,335,000  NY Triborough Bridge & Tunnel Authority, Series A           5.000       01/01/2024     01/01/2009(E)      1,325,054
     845,000  NY Triborough Bridge & Tunnel Authority, Series A           5.200       01/01/2020     01/01/2009(A)        877,533
     275,000  NY TSASC, Inc. (TFABs)(1)                                   4.250       07/15/2010     07/15/2010           283,421
 190,745,000  NY TSASC, Inc. (TFABs)                                      4.750       06/01/2022     10/09/2011(B)    163,508,521
  91,000,000  NY TSASC, Inc. (TFABs)                                      5.000       06/01/2026     06/28/2016(B)     78,098,930
  14,740,000  NY TSASC, Inc. (TFABs)                                      5.000       06/01/2034     04/20/2020(B)     11,442,220
     430,000  NY TSASC, Inc. (TFABs)(1)                                   5.250       07/15/2011     07/15/2011           457,572
     815,000  NY TSASC, Inc. (TFABs)(1)                                   5.500       07/15/2013     07/15/2012(A)        881,390
  20,760,000  NY TSASC, Inc. (TFABs)(1)                                   5.500       07/15/2024     02/19/2012(D)     21,939,168
      45,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2012     01/01/2009(A)         45,070
   1,575,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2013     01/01/2009(A)      1,577,441
   1,500,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2014     01/01/2009(A)      1,502,325
   1,590,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2015     01/01/2009(A)      1,592,465
      10,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2016     01/01/2009(A)         10,015
   5,755,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2018     01/01/2009(A)      5,755,058
   6,530,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2019     01/01/2009(A)      6,529,935
   6,900,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2020     01/01/2009(A)      6,801,330
   2,970,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2021     01/01/2009(A)      2,894,354
   3,050,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2022     01/01/2009(A)      2,935,564
   2,185,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2023     07/01/2023         2,091,788
   3,020,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2024     01/01/2009(A)      2,876,641


                   10 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    100,000  NY United Nations Devel. Corp., Series A                    5.250%      07/01/2025     01/01/2009(A)  $      94,762
     225,000  NY United Nations Devel. Corp., Series A                    5.250       07/01/2026     01/01/2009(A)        212,326
     180,000  NY Valley Health Devel. Corp.                               6.750       05/20/2022     05/20/2010(A)        188,489
  29,000,000  NYC GO(7)                                                   5.000       06/01/2023     06/01/2023        27,776,200
  10,000,000  NYC GO(6,7)                                                 5.000       08/15/2023     02/15/2013(A)      9,574,054
  11,340,000  NYC GO(6,7)                                                 5.000       12/01/2023     02/15/2013(A)     10,850,906
  10,000,000  NYC GO(7)                                                   5.000       04/01/2030     02/15/2013(A)      9,188,067
      50,000  NYC GO                                                      0.000(5)    03/15/2029     03/30/2025(B)         43,520
      15,000  NYC GO                                                      5.000       08/01/2015     02/01/2009(A)         15,168
      20,000  NYC GO(1)                                                   5.000       08/15/2016     02/15/2009(A)         20,225
      90,000  NYC GO(1)                                                   5.000       05/15/2018     11/15/2008(A)         90,790
      15,000  NYC GO(1)                                                   5.000       08/01/2018     02/01/2009(A)         15,132
     350,000  NYC GO(1)                                                   5.000       08/01/2018     02/01/2009(A)        350,427
      50,000  NYC GO(1)                                                   5.000       08/15/2018     02/15/2009(A)         50,085
   1,055,000  NYC GO(1)                                                   5.000       12/01/2018     12/01/2014(A)      1,059,600
      90,000  NYC GO(1)                                                   5.000       08/15/2019     02/15/2009(A)         89,465
     425,000  NYC GO(1)                                                   5.000       08/01/2020     08/01/2014(A)        418,706
   4,000,000  NYC GO(1)                                                   5.000       08/01/2021     08/01/2015(A)      3,895,520
   1,500,000  NYC GO(1)                                                   5.000       08/01/2022     08/01/2015(A)      1,445,340
      10,000  NYC GO(1)                                                   5.000       08/01/2022     02/01/2009(A)          9,930
     110,000  NYC GO(1)                                                   5.000       08/01/2022     02/01/2009(A)        105,992
      55,000  NYC GO(1)                                                   5.000       08/01/2022     02/01/2009(A)         54,617
      10,000  NYC GO(1)                                                   5.000       08/01/2022     02/01/2009(A)          9,930
   1,000,000  NYC GO(1)                                                   5.000       08/01/2022     08/01/2015(A)        963,560
      65,000  NYC GO(1)                                                   5.000       08/01/2022     08/01/2010(A)         62,631
      25,000  NYC GO(1)                                                   5.000       08/01/2022     02/22/2021(B)         23,948
     175,000  NYC GO(1)                                                   5.000       08/15/2022     02/15/2009(A)        168,613
      40,000  NYC GO(1)                                                   5.000       09/15/2022     09/15/2013(A)         38,532
   2,500,000  NYC GO(1)                                                   5.000       11/01/2022     11/01/2014(A)      2,407,375
      15,000  NYC GO(1)                                                   5.000       05/15/2023     11/15/2008(A)         14,815
     125,000  NYC GO(1)                                                   5.000       08/01/2023     02/01/2009(A)        125,100
   1,000,000  NYC GO(1)                                                   5.000       08/01/2023     08/01/2023           957,480
     250,000  NYC GO(1)                                                   5.000       08/01/2023     08/01/2023           239,370
     615,000  NYC GO(1)                                                   5.000       08/01/2023     08/01/2023           588,850
   4,000,000  NYC GO(1)                                                   5.000       08/01/2023     08/01/2023         3,829,920
   6,750,000  NYC GO(1)                                                   5.000       11/01/2023     11/01/2023         6,460,020
   2,000,000  NYC GO(1)                                                   5.000       01/01/2024     01/01/2017(A)      1,905,420
      90,000  NYC GO                                                      5.000       04/15/2024     04/15/2009(A)         85,336
   5,000,000  NYC GO(1)                                                   5.000       06/01/2024     06/01/2016(A)      4,759,500
   5,000,000  NYC GO(1)                                                   5.000       08/01/2024     08/01/2024         4,778,300
   1,150,000  NYC GO(1)                                                   5.000       08/01/2024     08/01/2015(A)      1,094,317


                   11 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  3,040,000  NYC GO(1)                                                   5.000%      08/01/2024     08/01/2015(A)  $   2,892,803
   8,000,000  NYC GO(1)                                                   5.000       08/01/2024     08/01/2024         7,612,640
   5,000,000  NYC GO(1)                                                   5.000       09/01/2024     09/01/2015(A)      4,757,200
   3,650,000  NYC GO(1)                                                   5.000       12/01/2024     12/01/2014(A)      3,470,931
   6,000,000  NYC GO(1)                                                   5.000       06/01/2025     06/01/2015(A)      5,668,620
   1,000,000  NYC GO(1)                                                   5.000       08/01/2025     08/01/2015(A)        944,430
   5,335,000  NYC GO(1)                                                   5.000       09/01/2025     09/01/2015(A)      5,037,787
   1,000,000  NYC GO(1)                                                   5.000       12/01/2025     12/01/2014(A)        943,770
   5,000,000  NYC GO(1)                                                   5.000       04/01/2026     04/01/2015(A)      4,705,250
   8,760,000  NYC GO(1)                                                   5.000       08/01/2026     02/01/2016(A)      8,237,116
   5,000,000  NYC GO(1)                                                   5.000       08/01/2026     08/01/2017(A)      4,701,550
   6,920,000  NYC GO(1)                                                   5.000       08/01/2026     08/01/2015(A)      6,506,945
   1,830,000  NYC GO(1)                                                   5.000       11/01/2027     11/01/2014(A)      1,712,349
      90,000  NYC GO(1)                                                   5.000       03/15/2029     03/30/2025(B)         82,751
     495,000  NYC GO(1)                                                   5.000       03/15/2029     03/30/2025(B)        459,652
      10,000  NYC GO                                                      5.000       04/15/2029     05/21/2027(B)          9,238
      65,000  NYC GO(1)                                                   5.125       08/01/2011     02/01/2009(A)         65,741
     140,000  NYC GO(1)                                                   5.125       08/01/2018     02/01/2009(A)        140,725
      10,000  NYC GO(1)                                                   5.125       03/15/2019     03/15/2009(A)         10,231
   8,360,000  NYC GO(1)                                                   5.125       08/01/2022     02/01/2009(A)      8,148,408
       5,000  NYC GO                                                      5.125       03/15/2025     03/15/2025             4,799
      35,000  NYC GO(1)                                                   5.125       08/01/2025     02/01/2009(A)         33,792
      40,000  NYC GO(1)                                                   5.125       08/01/2025     02/01/2009(A)         39,355
     505,000  NYC GO(1)                                                   5.125       08/01/2025     02/01/2009(A)        487,027
      25,000  NYC GO(1)                                                   5.125       05/15/2029     05/15/2009(A)         23,441
      75,000  NYC GO(1)                                                   5.200       08/01/2021     02/01/2009(A)         75,008
      20,000  NYC GO                                                      5.200       08/01/2021     02/01/2009(A)         20,092
      50,000  NYC GO(1)                                                   5.250       08/01/2011     02/01/2009(A)         50,321
      25,000  NYC GO(1)                                                   5.250       05/01/2012     11/01/2008(A)         25,044
       5,000  NYC GO(1)                                                   5.250       08/01/2012     02/01/2009(A)          5,033
      10,000  NYC GO(1)                                                   5.250       08/15/2013     02/15/2009(A)         10,124
       5,000  NYC GO(1)                                                   5.250       08/01/2014     02/01/2009(A)          5,033
      10,000  NYC GO(1)                                                   5.250       08/01/2015     02/01/2009(A)         10,065
     390,000  NYC GO(1)                                                   5.250       08/01/2016     02/01/2009(A)        394,493
       5,000  NYC GO                                                      5.250       08/01/2016     02/01/2009(A)          5,059
      90,000  NYC GO(1)                                                   5.250       08/01/2019     02/01/2009(A)         90,626
      10,000  NYC GO(1)                                                   5.250       05/01/2021     11/01/2008(A)         10,013
       5,000  NYC GO(1)                                                   5.250       11/15/2021(2)  11/15/2008(A)          5,059
       5,000  NYC GO(1)                                                   5.250       01/15/2023     01/15/2013(A)          5,391
      20,000  NYC GO(1)                                                   5.250       01/15/2023     01/15/2013(A)         19,800
     280,000  NYC GO(1)                                                   5.250       08/15/2023     02/15/2009(A)        277,136
   1,000,000  NYC GO(1)                                                   5.250       08/15/2024     08/15/2014(A)        976,790


                     12 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  5,110,000  NYC GO(1)                                                   5.250%      08/15/2026     08/15/2014(A)  $   4,954,145
     140,000  NYC GO                                                      5.250       06/01/2027     06/01/2012(A)        135,302
     220,000  NYC GO(1)                                                   5.250       01/15/2028     01/15/2013(A)        213,492
      20,000  NYC GO(1)                                                   5.250       01/15/2033     01/15/2013(A)         21,623
     180,000  NYC GO(1)                                                   5.250       01/15/2033     03/01/2031(B)        170,532
      20,000  NYC GO(1)                                                   5.300       08/01/2024     02/01/2009(A)         19,787
      65,000  NYC GO(1)                                                   5.300       01/15/2026     01/15/2013(A)         70,403
      70,000  NYC GO(1)                                                   5.300       01/15/2026     01/15/2013(A)         68,231
   2,000,000  NYC GO(1)                                                   5.375       08/01/2015     02/01/2009(A)      2,023,160
       5,000  NYC GO(1)                                                   5.375       08/01/2017     08/01/2010(A)          5,308
      45,000  NYC GO(1)                                                   5.375       08/01/2017     08/01/2010(A)         46,608
      10,000  NYC GO(1)                                                   5.375       08/01/2019     08/01/2009(A)         10,117
       5,000  NYC GO(1)                                                   5.375       08/01/2020     08/01/2009(A)          5,024
      35,000  NYC GO                                                      5.375       03/01/2027     03/01/2013(A)         38,075
      50,000  NYC GO(1)                                                   5.375       03/01/2027     03/01/2013(A)         49,053
     580,000  NYC GO(1)                                                   5.375       08/01/2027     02/01/2009(A)        580,609
      60,000  NYC GO(1)                                                   5.500       08/01/2010     02/01/2009(E)         60,421
     110,000  NYC GO(1)                                                   5.500       08/01/2022     02/01/2009(A)        110,267
     810,000  NYC GO(1)                                                   5.500       06/01/2023     06/01/2013(A)        810,923
   1,630,000  NYC GO(1)                                                   5.500       05/15/2024(2)  05/15/2010(A)      1,628,191
      20,000  NYC GO(1)                                                   5.500       02/15/2026     02/15/2009(A)         20,330
      50,000  NYC GO(1)                                                   5.500       02/15/2026     02/15/2009(A)         50,089
     850,000  NYC GO                                                      5.500       06/01/2028     06/01/2012(B)        842,869
     100,000  NYC GO(1)                                                   5.500       11/15/2037     11/15/2008(A)         99,705
   3,885,000  NYC GO(1)                                                   5.500       11/15/2037     11/15/2008(A)      3,823,734
      10,000  NYC GO                                                      5.600       12/01/2009     12/01/2008(A)         10,048
      15,000  NYC GO                                                      5.600       12/01/2010     12/01/2008(A)         15,062
      30,000  NYC GO(1)                                                   5.600       12/01/2013     12/01/2008(A)         30,107
     185,000  NYC GO(1)                                                   5.625       08/15/2009     02/15/2009(A)        185,488
      95,000  NYC GO                                                      5.625       10/01/2020     04/01/2009(A)         95,162
     220,000  NYC GO(1)                                                   5.700       08/15/2010     02/15/2009(A)        220,521
      10,000  NYC GO(1)                                                   5.750       05/15/2012     11/15/2008(A)         10,019
      10,000  NYC GO(1)                                                   5.750       05/15/2012     11/15/2008(A)         10,020
     570,000  NYC GO(1)                                                   5.750       03/01/2018     03/01/2013(A)        594,903
     310,000  NYC GO(1)                                                   5.750       08/01/2018     08/01/2012(A)        323,714
     500,000  NYC GO(1)                                                   5.750       08/01/2018     08/01/2012(A)        522,120
      20,000  NYC GO(1)                                                   5.875       08/01/2015     02/01/2009(A)         20,140
   7,155,000  NYC GO(1)                                                   5.875       06/01/2019     06/01/2012(A)      7,552,961
   4,770,000  NYC GO(1)                                                   5.875       08/01/2019     08/01/2012(A)      5,036,929
   5,495,000  NYC GO(1)                                                   5.875       06/01/2020     06/01/2012(A)      5,624,023
   6,645,000  NYC GO(1)                                                   5.875       06/01/2021     06/01/2012(A)      6,781,887
      60,000  NYC GO(1)                                                   6.000       05/15/2011     11/15/2008(A)         60,137


                   13 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$      5,000  NYC GO(1)                                                   6.000%      02/01/2012     02/01/2009(A)  $       5,011
       5,000  NYC GO(1)                                                   6.000       08/01/2017     02/01/2009(A)          5,036
      10,000  NYC GO(1)                                                   6.000       05/15/2018     05/15/2010(A)         10,478
       5,000  NYC GO(1)                                                   6.000       02/01/2022     02/01/2009(A)          5,009
      15,000  NYC GO(1)                                                   6.000       05/15/2022     05/15/2010(A)         15,290
      35,000  NYC GO(1)                                                   6.000       02/15/2024     02/15/2009(A)         35,061
     255,000  NYC GO(1)                                                   6.350       05/15/2014     11/15/2008(A)        258,203
   1,130,000  NYC GO(1)                                                   6.500       05/15/2017     05/15/2010(A)      1,192,794
       5,000  NYC GO(1)                                                   7.000       02/01/2009     02/01/2009             5,073
       5,000  NYC GO(1)                                                   7.000       12/01/2010     12/01/2008(A)          5,033
       5,000  NYC GO                                                      7.000       02/01/2011     02/01/2009(A)          5,066
      80,000  NYC GO(1)                                                   7.000       02/01/2012     02/01/2009(A)         81,031
       5,000  NYC GO(1)                                                   7.000       02/01/2018     02/01/2009(A)          5,015
      15,000  NYC GO(1)                                                   7.500       02/01/2009     02/01/2009(A)         15,060
      45,000  NYC GO(1)                                                   7.750       08/15/2027     02/15/2009(A)         45,576
     100,000  NYC GO RIBS                                                 6.650(8)    08/13/2009     02/01/2009(A)        100,507
      50,000  NYC GO RIBS                                                 6.650(8)    07/29/2010     02/01/2009(A)         50,221
     100,000  NYC GO RIBS                                                 6.748(8)    08/22/2013     02/01/2009(A)        100,384
      50,000  NYC GO RIBS                                                 6.748(8)    08/27/2015     02/01/2009(A)         50,192
     450,000  NYC GO RIBS                                                 8.922(8)    09/01/2011     02/01/2009(A)        458,762
   2,500,000  NYC HDC (De Sales Assisted Living Devel.)(1)                5.125       11/01/2018     11/01/2008(A)      2,507,825
     565,000  NYC HDC (Multifamily Hsg.)(1)                               5.050       11/01/2023     11/01/2012(A)        533,597
   2,500,000  NYC HDC (Multifamily Hsg.)                                  5.100       11/01/2027     06/19/2023(B)      2,189,550
      20,000  NYC HDC (Multifamily Hsg.)(1)                               5.250       11/01/2031     11/01/2010(A)         18,876
     400,000  NYC HDC (Multifamily Hsg.)(1)                               5.600       11/01/2019     11/01/2009(A)        400,632
     900,000  NYC HDC (Multifamily Hsg.), Series A(1)                     5.375       11/01/2023     10/28/2020(B)        831,681
   1,950,000  NYC HDC (Multifamily Hsg.), Series E(1)                     6.250       05/01/2036     11/01/2009(A)      1,978,334
      50,000  NYC HDC (The Animal Medical Center)                         5.500       12/01/2033     12/01/2010(A)         49,127
     185,000  NYC HDC, Series A(1)                                        5.000       07/01/2010     07/01/2010           190,607
  27,850,000  NYC HDC, Series A(1)                                        5.000       07/01/2025     08/05/2023(B)     26,453,044
  25,105,000  NYC HDC, Series A(1)                                        5.250       05/01/2030     12/21/2027(B)     24,041,301
   2,215,000  NYC HDC, Series C(1)                                        5.000       11/01/2026     07/16/2022(B)      1,910,969
  23,500,000  NYC Health & Hospital Corp.(1)                              5.000       02/15/2020     02/15/2009(A)     22,715,100
  27,750,000  NYC Health & Hospital Corp.(1)                              5.250       02/15/2017(2)  02/15/2010(A)     27,767,483
   1,000,000  NYC Health & Hospital Corp.(1)                              5.375       02/15/2026     02/15/2012(A)        943,860
   1,010,000  NYC Health & Hospital Corp.(1)                              5.450       02/15/2026     10/12/2024(B)        961,470
   3,000,000  NYC Health & Hospital Corp. (Health System)(1)              5.250       02/15/2022     02/15/2013(A)      2,866,530
     470,000  NYC IDA (Acme Architectural Products)                       5.875       11/01/2009     03/04/2009(B)        461,559


                   14 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  9,400,000  NYC IDA (AIRIS JFK I/JFK International Airport)             5.500%      07/01/2028     09/16/2023(B)  $   7,510,318
  10,000,000  NYC IDA (AIRIS JFK I/JFK International Airport)             6.000       07/01/2015     03/09/2013(B)      9,374,400
     100,000  NYC IDA (Atlantic Veal & Lamb)                              7.250       12/01/2008     12/01/2008            99,877
   2,890,000  NYC IDA (Beth Abraham Health Services)                      6.000       02/15/2013     12/10/2010(B)      2,843,933
     730,000  NYC IDA (Beth Abraham Health Services)                      6.000       11/15/2013     06/28/2010(B)        716,678
     350,000  NYC IDA (Beth Abraham Health Services)                      6.000       11/15/2013     10/04/2010(B)        343,613
     790,000  NYC IDA (Calhoun School)                                    6.250       12/01/2016     11/22/2012(B)        804,710
   5,255,000  NYC IDA (Calhoun School)                                    6.250       12/01/2017     12/01/2008(A)      5,256,682
     605,000  NYC IDA (Center for Elimination of Family Violence)         6.250       11/01/2016     03/25/2013(B)        567,502
   7,625,000  NYC IDA (Chapin School)                                     4.800       11/01/2018     09/21/2014(B)      7,082,253
     115,000  NYC IDA (Chardan Corp.)                                     6.250       11/01/2008     11/01/2008           115,268
     780,000  NYC IDA (Comprehensive Care Management)                     5.625       11/01/2015     12/30/2011(B)        725,735
     595,000  NYC IDA (Comprehensive Care Management)                     5.625       11/01/2015     03/21/2012(B)        553,606
     100,000  NYC IDA (Comprehensive Care Management)                     5.750       11/01/2008     11/01/2008            99,870
      40,000  NYC IDA (Comprehensive Care Management)                     5.750       11/01/2008     11/01/2008            39,939
   2,705,000  NYC IDA (Comprehensive Care Management)                     5.750       08/01/2018     12/04/2014(B)      2,385,431
   2,770,000  NYC IDA (Comprehensive Care Management)                     5.750       11/01/2018     12/04/2014(B)      2,437,157
   2,885,000  NYC IDA (Comprehensive Care Management)                     5.750       05/01/2019     12/03/2015(B)      2,534,732
     125,000  NYC IDA (Essie Cosmetics)                                   5.500       11/01/2008     11/01/2008           124,909
     785,000  NYC IDA (Family Support Systems)                            6.500       11/01/2014     02/02/2012(B)        751,347
   3,340,000  NYC IDA (Gateway School of New York)                        5.300       06/01/2019     05/01/2015(B)      3,069,627
     935,000  NYC IDA (Global Country World Peace)                        6.250       11/01/2015     01/19/2013(B)        847,830
     875,000  NYC IDA (Global Country World Peace)                        6.250       11/01/2025     12/20/2012(B)        793,424
   1,310,000  NYC IDA (Gourmet Boutique)                                  5.250       05/01/2013     08/21/2010(B)      1,204,401
   1,795,000  NYC IDA (Guttmacher Institute)                              5.250       12/01/2016     12/29/2012(B)      1,589,921
     500,000  NYC IDA (Independent Living Assoc.)                         6.200       07/01/2020     05/04/2015(B)        440,140
  33,525,000  NYC IDA (Japan Airlines)                                    6.000       11/01/2015     11/01/2008(A)     33,859,580
  16,350,000  NYC IDA (JFK International Airport)                         8.000       08/01/2012     08/01/2012        15,678,996
  21,375,000  NYC IDA (Liberty-7 World Trade Center)(6)                   6.250       03/01/2015     03/01/2012(A)     21,373,718
   5,000,000  NYC IDA (Liberty-7 World Trade Center)(3)                   6.500       03/01/2035     03/01/2012(A)      5,040,650


                   15 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  2,355,000  NYC IDA (Lycee Francais De New York)                        5.500%      06/01/2013     12/01/2012(A)  $   2,350,314
     730,000  NYC IDA (Lycee Francais De New York)                        5.500       06/01/2015     12/01/2012(A)        714,495
   2,880,000  NYC IDA (Lycee Francais De New York)                        5.500       06/01/2016     06/01/2016         2,777,357
   2,000,000  NYC IDA (Lycee Francais De New York)                        5.500       06/01/2017     12/01/2012(A)      1,911,140
   3,210,000  NYC IDA (Lycee Francais De New York)                        5.500       06/01/2018     06/01/2018         3,003,758
     795,000  NYC IDA (Manhattan Community Access Corp.)                  5.250       12/01/2016     12/24/2012(B)        707,145
   4,230,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)    5.375       11/01/2016     03/18/2013(B)      3,884,663
     415,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)    5.375       11/01/2018     09/13/2014(B)        372,782
   2,020,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)    5.375       11/01/2018     10/05/2014(B)      1,814,505
     250,000  NYC IDA (Marymount School of New York)                      5.125       09/01/2021     07/30/2017(B)        224,998
   1,545,000  NYC IDA (Metro Biofuels)                                    5.500       11/01/2013     12/12/2011(B)      1,470,114
   1,800,000  NYC IDA (Metropolitan College of New York)                  5.750       03/01/2020     03/14/2018(B)      1,664,910
   4,585,000  NYC IDA (MMC Corp.)                                         5.125       11/01/2025     11/01/2010(A)      4,470,192
   5,865,000  NYC IDA (Montefiore Medical Center Corp.)                   5.125       11/01/2035     11/01/2010(A)      5,564,712
   1,810,000  NYC IDA (Polytechnic University)                            5.250       11/01/2008     11/01/2008         1,813,385
     500,000  NYC IDA (Polytechnic University)                            5.750       11/01/2012     11/01/2010(A)        536,910
     175,000  NYC IDA (Precision Gear)                                    5.875       11/01/2009     05/02/2009(B)        172,827
     145,000  NYC IDA (Precision Gear)                                    5.875       11/01/2009     01/04/2009(B)        142,790
      30,000  NYC IDA (Precision Gear)                                    6.500       11/01/2008     05/02/2009(B)         29,978
     250,000  NYC IDA (Queens Baseball Stadium)(1)                        5.000       01/01/2025     01/01/2025           232,093
   1,200,000  NYC IDA (Reece School)                                      6.500       12/01/2017     12/14/2013(B)      1,145,496
     405,000  NYC IDA (Reece School)                                      6.500       12/01/2017     12/18/2013(B)        386,605
      75,000  NYC IDA (Riverdale Country School)(3)                       10.050(4)   06/01/2034     06/01/2009(C)         75,000
     325,000  NYC IDA (Rockefeller Foundation)(1)                         5.375       07/01/2023     01/01/2009(A)        325,065
   3,410,000  NYC IDA (Rosco, Inc.)                                       5.625       06/01/2022     12/01/2008(C)      3,288,979
   4,100,000  NYC IDA (Samaritan Aids Services)                           5.000       11/01/2024     11/01/2011(A)      3,976,426
     735,000  NYC IDA (Showman Fabricators)                               7.125       11/01/2013     03/24/2011(B)        687,350
     100,000  NYC IDA (Special Needs Facilities Pooled Program)           4.150       07/01/2014     04/08/2012(B)         89,215
     200,000  NYC IDA (Special Needs Facilities Pooled Program)           5.800       07/01/2023     10/12/2021(B)        178,114
   1,170,000  NYC IDA (Stallion)                                          5.000       11/01/2016     11/03/2013(B)      1,029,074
     575,000  NYC IDA (Stallion)                                          5.500       11/01/2017     11/01/2017           526,171
   1,265,000  NYC IDA (Studio School)                                     6.250       11/01/2018     11/12/2016(B)      1,109,177


                     16 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  5,855,000  NYC IDA (Terminal One Group Assoc.)                         5.500%      01/01/2017     01/01/2016(A)  $   5,823,793
   6,000,000  NYC IDA (Terminal One Group Assoc.)                         5.500       01/01/2018     01/01/2016(A)      5,859,360
  11,670,000  NYC IDA (Terminal One Group Assoc.)                         5.500       01/01/2019     01/01/2016(A)     11,313,482
   8,000,000  NYC IDA (Terminal One Group Assoc.)                         5.500       01/01/2020     01/01/2016(C)      7,662,640
   2,000,000  NYC IDA (Terminal One Group Assoc.)                         5.500       01/01/2021     01/01/2016(C)      1,890,680
  37,000,000  NYC IDA (Terminal One Group Assoc.)                         5.500       01/01/2024     01/01/2016(C)     34,053,690
   1,250,000  NYC IDA (The Child School)                                  7.000       06/01/2013     12/26/2010(B)      1,232,750
   7,910,000  NYC IDA (Unicef)                                            5.050       11/01/2018     09/30/2014(B)      6,948,856
   1,000,000  NYC IDA (Urban Resource Institute)(1)                       5.250       03/01/2023     03/01/2013(A)        989,990
     955,000  NYC IDA (Urban Resource Institute)                          6.500       11/01/2013     04/09/2011(B)        913,209
     925,000  NYC IDA (Vaughn College Aeronautics)                        5.000       12/01/2016     09/15/2013(B)        850,704
   3,010,000  NYC IDA (Vaughn College Aeronautics)                        5.000       12/01/2016     10/21/2012(B)      2,768,237
   4,000,000  NYC IDA (Visy Paper)                                        7.800       01/01/2016     01/01/2009(A)      4,003,240
     765,000  NYC IDA (Vocational Instruction)(9)                         7.250       02/01/2013     10/21/2010(B)        633,198
   5,820,000  NYC IDA (Yeled Yalda Early Childhood)                       5.350       11/01/2017     10/02/2013(B)      5,163,620
     500,000  NYC IDA (YMCA of Greater New York)(1)                       5.250       08/01/2021     02/01/2011(A)        493,400
   6,490,000  NYC IDA (YMCA of Greater New York)                          5.800       08/01/2016(2)  01/01/2009(A)      6,680,611
     400,000  NYC IDA (Zeluck, Inc.)                                      6.250       11/01/2011     11/01/2008(A)        400,084
      20,000  NYC Municipal Water Finance Authority(1)                    4.875       06/15/2021     12/15/2008(A)         19,877
      65,000  NYC Municipal Water Finance Authority(1)                    5.000       06/15/2027     12/15/2008(A)         62,773
      90,000  NYC Municipal Water Finance Authority(1)                    5.000       06/15/2027     12/15/2008(A)         86,917
      50,000  NYC Municipal Water Finance Authority(1)                    5.000       06/15/2027     12/15/2008(A)         48,287
     140,000  NYC Municipal Water Finance Authority(1)                    5.000       06/15/2029     06/15/2009(A)        134,576
   2,000,000  NYC Municipal Water Finance Authority(1)                    5.125       06/15/2031     06/15/2011(A)      1,941,080
      50,000  NYC Municipal Water Finance Authority                       5.750       06/15/2013(2)  12/15/2008(E)         51,543
      35,000  NYC Transitional Finance Authority(1)                       5.000       05/01/2026(2)  11/01/2008(A)         33,963
   3,880,000  NYC Trust for Cultural Resources (Museum of American
                 Folk Art)                                                6.000       07/01/2022(2)  03/01/2020(B)      3,540,384


                   17 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  2,720,000  NYC Trust for Cultural Resources (Museum of American
                 Folk Art)                                                6.125%      07/01/2030(2)  04/03/2027(B)  $   2,379,184
     250,000  NYC Trust for Cultural Resources (Museum of Modern
                 Art)(1)                                                  5.125       07/01/2031     07/01/2012(A)        240,718
     595,000  NYC Trust for Cultural Resources (Museum of Modern
                 Art)(1)                                                  5.500       01/01/2016     01/01/2009(A)        598,005
   1,035,000  NYC Trust for Cultural Resources (Museum of Modern
                 Art)(1)                                                  5.500       01/01/2021     01/01/2009(A)      1,038,654
      25,000  NYS DA (Amsterdam Memorial Hospital)                        6.000       08/01/2025     02/01/2009(A)         25,044
      25,000  NYS DA (Audit & Control)(1)                                 5.500       04/01/2023     04/01/2009(A)         25,174
     250,000  NYS DA (Augustana Lutheran Home)                            5.500       02/01/2041(2)  04/03/2027(B)        236,198
      15,000  NYS DA (Brookdale Hospital Medical Center)(1)               5.200       02/15/2016     02/15/2010(A)         15,179
      65,000  NYS DA (Brookdale Hospital Medical Center)(1)               5.300       02/15/2017     02/15/2009(A)         65,649
      60,000  NYS DA (Brooklyn Hospital Center)                           5.100       02/01/2019     02/01/2009(A)         60,337
   4,475,000  NYS DA (Cabrini Westchester)(1)                             5.100       02/15/2026     02/15/2017(A)      4,320,702
   1,300,000  NYS DA (Canisius College)                                   5.000       07/01/2022     07/01/2015(A)      1,253,538
   1,120,000  NYS DA (Catskill Regional Medical Center)(1)                5.250       02/15/2023     02/15/2015(A)      1,095,618
   1,350,000  NYS DA (Chapel Oaks)                                        5.375       07/01/2017(2)  01/01/2009(A)      1,379,052
      65,000  NYS DA (City University)(1)                                 5.000       07/01/2026     07/01/2010(A)         62,624
     145,000  NYS DA (City University)(1)                                 5.250       07/01/2025     01/01/2009(A)        145,036
      20,000  NYS DA (Culinary Institute of America)(1)                   5.000       07/01/2022     07/01/2009(A)         19,418
     350,000  NYS DA (Dept. of Health)(1)                                 5.000       07/01/2021     07/01/2014(A)        345,751
      10,000  NYS DA (Dept. of Health)(1)                                 5.000       07/01/2024     06/20/2021(B)          9,517
      35,000  NYS DA (Dept. of Health)(1)                                 5.000       07/01/2028     08/05/2026(B)         33,432
     880,000  NYS DA (Dept. of Health)(1)                                 5.250       07/01/2023     07/01/2014(A)        867,495
   4,620,000  NYS DA (Dept. of Health)(1)                                 5.250       07/01/2024     07/01/2015(A)      4,537,071
   1,345,000  NYS DA (Dept. of Health)(1)                                 5.500       07/01/2021     01/01/2009(A)      1,349,008
     340,000  NYS DA (Dept. of Mental Hygiene)                            5.000       02/15/2023     08/15/2010(A)        324,540
      50,000  NYS DA (Eger Health Care Center & Rehabilitation Center)    5.100       02/01/2028     03/04/2014(B)         47,634
   2,525,000  NYS DA (Ellis Hospital)(1)                                  5.050       08/15/2024     08/15/2014(A)      2,364,890
     150,000  NYS DA (Ellis Hospital)(1)                                  5.500       08/01/2015     02/01/2009(A)        150,243
     150,000  NYS DA (Ellis Hospital)(1)                                  5.600       08/01/2025     02/01/2009(A)        150,009
     175,000  NYS DA (Ellis Hospital)(1)                                  5.625       08/01/2035(2)  02/01/2009(A)        174,990
     110,000  NYS DA (Episcopal Health)(1)                                5.900       08/01/2020(2)  02/01/2009(A)        110,068
     100,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)                     5.500       07/01/2010(2)  01/01/2009(A)        100,190
     600,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)                     5.750       07/01/2017     01/01/2009(A)        600,588
      30,000  NYS DA (Fordham University)(1)                              5.000       07/01/2028     07/01/2010(A)         28,342


                   18 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  3,835,000  NYS DA (Frances Schervier Home & Hospital Obligated
                 Group)                                                   5.500%      07/01/2017(2)  01/01/2009(A)  $   3,879,256
  10,055,000  NYS DA (Frances Schervier Home & Hospital Obligated
                 Group)(1)                                                5.500       07/01/2027(2)  01/01/2009(A)      9,938,261
     240,000  NYS DA (Frances Schervier Home & Hospital Obligated
                 Group)                                                   5.500       07/01/2027(2)  06/09/2023(B)        213,938
      50,000  NYS DA (German Masonic Home)(1)                             5.950       08/01/2026(2)  02/01/2009(A)         50,018
     165,000  NYS DA (German Masonic Home)(1)                             6.000       08/01/2036     02/01/2009(A)        165,048
     415,000  NYS DA (Grace Manor Health Care Facility)                   6.150       07/01/2018     01/01/2009(A)        415,656
   1,000,000  NYS DA (GSHMC/CHSLI Obligated Group)(1)                     5.750       07/01/2014     07/01/2009(A)      1,017,470
       5,000  NYS DA (Hamilton College)(1)                                5.125       07/01/2016     07/01/2009(A)          5,115
   1,000,000  NYS DA (Health Center/BFCC/USBFCC Obligated Group)          5.000       11/15/2019     11/15/2011(A)      1,004,530
      20,000  NYS DA (Hebrew Hospital Home of Westchester)(1)             5.625       08/01/2016     02/01/2009(A)         20,193
      75,000  NYS DA (Hospital for Special Surgery)(1)                    5.000       02/01/2018     02/01/2009(A)         75,284
     140,000  NYS DA (Hospital for Special Surgery)(1)                    5.000       02/01/2028     02/01/2010(A)        131,720
  17,315,000  NYS DA (Hospital)(1)                                        6.450       08/15/2024     08/15/2012(A)     17,917,216
   2,155,000  NYS DA (Hunts Point Multi-Service Center)                   5.625       07/01/2022     01/01/2009(A)      2,166,874
     100,000  NYS DA (Ideal Senior Living Center Hsg.)(1)                 5.900       08/01/2026     02/01/2009(A)        100,164
   1,240,000  NYS DA (Ideal Senior Living Center Hsg.)(1)                 5.900       08/01/2026     02/01/2009(A)      1,241,612
      35,000  NYS DA (John T. Mather Memorial Hospital)(1)                5.250       07/01/2015     01/01/2009(A)         35,031
     170,000  NYS DA (John T. Mather Memorial Hospital)(1)                5.375       07/01/2019     01/01/2009(A)        169,985
   1,590,000  NYS DA (John T. Mather Memorial Hospital)(1)                5.750       07/01/2025     01/01/2009(A)      1,588,140
  15,210,000  NYS DA (Kaleida Health)(1)                                  5.050       02/15/2025     09/03/2021(B)     14,310,481
     965,000  NYS DA (L.I. University)                                    5.125       09/01/2010     09/01/2009(E)        984,474
   1,015,000  NYS DA (L.I. University)                                    5.250       09/01/2028     10/08/2026(B)        887,658
      10,000  NYS DA (Le Moyne College)(1)                                5.000       07/01/2009     01/01/2009(A)         10,021
     725,000  NYS DA (Le Moyne College)(1)                                5.000       07/01/2018     01/01/2009(A)        725,522
   1,100,000  NYS DA (Leake & Watts Services)                             5.000       07/01/2023     07/01/2014(A)      1,070,817
      10,000  NYS DA (Lenox Hill Hospital Obligated Group)                5.750       07/01/2016     07/01/2012(A)          9,806
   2,000,000  NYS DA (Lenox Hill Hospital Obligated Group)                5.750       07/01/2017     07/01/2012(A)      1,944,280
     455,000  NYS DA (Long Beach Medical Center)(1)                       5.550       08/01/2015     02/01/2009(A)        455,755


                   19 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    605,000  NYS DA (Long Beach Medical Center)(1)                       5.625%      08/01/2022     02/01/2009(A)  $     616,465
   2,200,000  NYS DA (Maimonides Medical Center)(1)                       5.750       08/01/2024     02/01/2009(A)      2,202,596
     100,000  NYS DA (Manhattan College)                                  5.500       07/01/2019     07/01/2011(A)         95,536
     100,000  NYS DA (March of Dimes)(1)                                  5.600       07/01/2012     01/01/2009(A)        100,169
     615,000  NYS DA (Master BOCES Program)(1)                            5.250       08/15/2023     08/15/2013(A)        616,273
     175,000  NYS DA (Menorah Campus)                                     6.100       02/01/2037     02/01/2009(A)        176,048
   2,000,000  NYS DA (Mental Health Services Facilities)(1)               5.000       02/15/2025     02/15/2015(A)      1,924,160
     225,000  NYS DA (Mental Health Services Facilities)(1)               5.250       02/15/2023     02/15/2014(A)        221,420
      40,000  NYS DA (Mental Health Services Facilities)                  5.250       08/15/2024     08/15/2009(A)         41,434
     850,000  NYS DA (Millard Fillmore Hospital)(1)                       5.375       02/01/2017     02/01/2009(A)        859,758
      70,000  NYS DA (Millard Fillmore Hospital)(1)                       5.375       02/01/2032     02/01/2009(A)         68,492
   5,360,000  NYS DA (Miriam Osborn Memorial Home Assoc.)                 6.875       07/01/2019(2)  07/01/2010(A)      5,441,258
   1,000,000  NYS DA (Montefiore Medical Center)                          5.000       02/01/2022     02/01/2015(A)        938,710
   5,000,000  NYS DA (Montefiore Medical Center)                          5.000       08/01/2023     10/14/2021(B)      4,642,850
   4,500,000  NYS DA (Montefiore Medical Center)                          5.000       02/01/2028     03/07/2024(B)      4,055,400
     735,000  NYS DA (Montefiore Medical Center)(1)                       5.250       08/01/2019     08/01/2010(A)        742,850
     430,000  NYS DA (Montefiore Medical Center)(1)                       5.500       08/01/2038     08/01/2009(A)        424,440
      75,000  NYS DA (Mount Sinai School of Medicine)(1)                  5.000       07/01/2015     01/01/2009(A)         75,042
      80,000  NYS DA (Mount Sinai School of Medicine)(1)                  5.000       07/01/2016     01/01/2009(A)         80,034
   1,125,000  NYS DA (Mount Sinai School of Medicine)(1)                  5.000       07/01/2021     01/01/2009(A)      1,090,868
   4,000,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)      5.000       07/01/2013     01/01/2009(A)      4,000,240
  15,230,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)      5.500       07/01/2026     10/17/2020(B)     14,013,732
      40,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)      6.000       07/01/2013     07/01/2010(A)         41,183
     545,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)      6.500       07/01/2025     07/01/2011(A)        550,243
   7,710,000  NYS DA (Mt. Sinai Hospital)                                 6.500       07/01/2015     07/01/2010(A)      7,952,094
   9,095,000  NYS DA (Mt. Sinai Hospital)                                 6.500       07/01/2016     07/01/2010(A)      9,348,205
   1,330,000  NYS DA (Mt. Sinai Hospital)                                 6.625       07/01/2019     07/01/2010(A)      1,360,444
   8,750,000  NYS DA (Mt. Sinai/NYU Health)                               5.500       07/01/2026     04/10/2026(B)      8,068,813
     295,000  NYS DA (Mt. Sinai/NYU Health)                               6.000       07/01/2010     07/01/2010           305,986


                   20 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    200,000  NYS DA (Mt. Sinai/NYU Health)                               6.100%      07/01/2012     07/01/2010(A)  $     206,998
   4,925,000  NYS DA (Mt. Sinai/NYU Health)                               6.500       07/01/2017     07/01/2010(A)      5,046,155
     645,000  NYS DA (Mt. Sinai/NYU Health)                               6.750       07/01/2020     07/01/2010(A)        659,900
      40,000  NYS DA (Municipal Health Facilities)(1)                     5.500       05/15/2016     11/15/2008(A)         40,067
     320,000  NYS DA (Municipal Health Facilities)(1)                     5.500       05/15/2024     11/15/2008(A)        319,984
      15,000  NYS DA (New York & Presbyterian Hospital)(1)                5.000       02/01/2019     02/01/2009(A)         15,030
      30,000  NYS DA (New York Downtown Hospital)(1)                      5.300       02/15/2020     02/15/2009(A)         30,099
      20,000  NYS DA (New York Hospital Medical Center of Queens)(1)      5.450       08/15/2019     08/15/2009(A)         20,312
   1,415,000  NYS DA (New York Hospital Medical Center of Queens)(1)      5.550       08/15/2029(2)  08/15/2009(A)      1,428,343
   6,950,000  NYS DA (New York Hospital Medical Center of Queens)         5.600       02/15/2039(2)  08/15/2011(A)      6,950,070
     100,000  NYS DA (New York Medical College)(1)                        5.000       07/01/2021     01/01/2009(A)         98,971
   1,000,000  NYS DA (New York Methodist Hospital)                        5.250       07/01/2024     03/02/2022(B)        903,370
   4,200,000  NYS DA (North General Hospital)(1)                          5.750       02/15/2019     02/15/2013(A)      4,337,802
   3,750,000  NYS DA (North General Hospital)(1)                          5.750       02/15/2020     02/15/2013(A)      3,855,488
      35,000  NYS DA (North Shore University Hospital)                    5.000       11/01/2023     11/01/2008(A)         33,323
      40,000  NYS DA (Northeast Parent & Child)(1)                        5.500       07/01/2018     07/01/2009(A)         40,984
       5,000  NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview Obligated
                 Group)                                                   5.000       11/01/2023     11/01/2008(A)          5,058
       5,000  NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview Obligated
                 Group)                                                   5.000       11/01/2023     11/01/2008(A)          4,741
  10,455,000  NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview Obligated
                 Group)                                                   5.200       11/01/2017     11/01/2008(A)     10,571,364
   1,400,000  NYS DA (NYU Hospitals Center)                               5.250       07/01/2024     01/27/2018(B)      1,228,906
   2,500,000  NYS DA (Ozanam Hall of Queens Nursing Home)                 5.000       11/01/2021     11/01/2016(A)      2,452,150
   2,000,000  NYS DA (Park Ridge Hsg.)                                    6.375       08/01/2020(2)  08/01/2010(A)      2,060,260
   1,595,000  NYS DA (Park Ridge Hsg.)                                    6.500       08/01/2025(2)  08/01/2010(A)      1,635,944
     100,000  NYS DA (Pratt Institute)                                    6.000       07/01/2024     07/01/2010(A)         97,603
   3,680,000  NYS DA (Providence Rest)                                    5.000       07/01/2021     07/12/2020(B)      2,950,734
   1,250,000  NYS DA (Providence Rest)                                    5.125       07/01/2030     08/06/2028(B)        944,663
     120,000  NYS DA (Resurrection Rest Home Castleton on Hudson)(1)      6.050       08/01/2035(2)  02/01/2009(A)        120,169
   8,730,000  NYS DA (Rochester General Hospital)                         5.000       12/01/2025     10/25/2021(B)      7,515,919


                   21 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$     50,000  NYS DA (Rochester Institute of Technology)                  5.250%      07/01/2025     07/01/2012(A)  $      48,960
      20,000  NYS DA (Rockefeller University)(1)                          5.000       07/01/2028     01/01/2009(A)         19,198
   5,100,000  NYS DA (Ryan-Clinton Community Health Center)               6.100       07/01/2019(2)  01/01/2010(A)      5,294,310
   5,000,000  NYS DA (School District Financing)(1)                       5.750       10/01/2022(2)  10/01/2012(A)      5,126,300
   5,000,000  NYS DA (School District Financing)(1)                       5.750       10/01/2030(2)  10/01/2012(A)      5,053,300
     120,000  NYS DA (SCHRC)(1)                                           5.500       07/01/2022     07/01/2009(A)        114,640
   3,460,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                     5.700       07/01/2013     07/01/2009(A)      3,524,114
   3,820,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                     5.750       07/01/2014     07/01/2009(A)      3,886,735
   1,370,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                     5.800       07/01/2015     07/01/2009(A)      1,392,920
      10,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)                     5.750       07/01/2020     07/01/2010(A)          9,902
  15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)                     6.500       07/01/2020(2)  07/01/2010(A)     15,252,450
     100,000  NYS DA (SFH)(1)                                             5.500       07/01/2029     07/01/2011(A)         91,770
     250,000  NYS DA (SFH/CHSLI Obligated Group)(1)                       5.500       07/01/2022     07/01/2009(A)        238,833
  15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)                5.000       07/01/2021     09/10/2018(B)     14,360,177
      35,000  NYS DA (Skidmore College)                                   5.000       07/01/2028     05/25/2024(B)         33,432
     200,000  NYS DA (Southside Hospital)(1)                              5.000       02/15/2018     02/15/2009(A)        200,946
     135,000  NYS DA (Southside Hospital)(1)                              5.200       02/15/2021     02/15/2009(A)        135,116
      65,000  NYS DA (Special Act School Districts)(1)                    5.625       07/01/2009     01/01/2009(A)         65,159
      30,000  NYS DA (Special Act School Districts)(1)                    5.700       07/01/2010     01/01/2009(A)         30,064
      10,000  NYS DA (Special Act School Districts)(1)                    5.750       07/01/2011     01/01/2009(A)         10,019
     320,000  NYS DA (Special Act School Districts)(1)                    5.875       07/01/2013     01/01/2009(A)        320,608
      15,000  NYS DA (Special Act School Districts)(1)                    6.000       07/01/2016     01/01/2009(A)         15,033
     510,000  NYS DA (Special Act School Districts)(1)                    6.000       07/01/2019     01/01/2009(A)        510,964
   3,400,000  NYS DA (St. Barnabas Hospital)(1)                           5.350       08/01/2017     02/01/2009(A)      3,405,168
     100,000  NYS DA (St. Barnabas Hospital)(1)                           5.450       08/01/2035     02/01/2009(A)         98,331
      35,000  NYS DA (St. John's Health Care Corp.)(1)                    6.250       02/01/2036     02/01/2009(A)         35,016
   5,090,000  NYS DA (St. Joseph's Hospital Health Center)(1)             5.250       07/01/2018(2)  01/01/2009(A)      5,133,214
   3,685,000  NYS DA (St. Lawrence)(1)                                    5.400       08/15/2026     08/15/2017(A)      3,714,738


                   22 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$100,945,000  NYS DA (St. Luke's Roosevelt Hospital)(6,7)                 4.800%      08/15/2025     08/15/2012(A)  $  90,048,772
   5,915,000  NYS DA (St. Vincent DePaul Residence)                       5.300       07/01/2018(2)  07/01/2009(A)      5,969,655
      80,000  NYS DA (State University Athletic Facilities)(1)            5.250       07/01/2018     01/01/2009(A)         80,139
     375,000  NYS DA (State University Educational Facilities)            5.125       05/15/2021     11/15/2008(A)        372,739
     255,000  NYS DA (State University Educational Facilities)            5.125       05/15/2021     11/15/2008(A)        255,194
      30,000  NYS DA (State University Educational Facilities)(1)         5.250       05/15/2011     05/15/2009(A)         30,345
   8,020,000  NYS DA (State University Educational Facilities)(1)         5.375       05/15/2011     11/15/2008(A)      8,114,957
      10,000  NYS DA (Staten Island University Hospital)(1)               5.000       07/01/2017     01/01/2009(A)          9,781
     345,000  NYS DA (Suffern Free Library Assoc.)(1)                     5.000       07/01/2020     01/01/2009(A)        345,718
       5,000  NYS DA (The Highlands Living)                               6.600       02/01/2034     02/01/2009(A)          5,017
   2,590,000  NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric
                 Center of Long Island)(1)                                5.400       02/01/2015     02/01/2009(A)      2,606,447
     170,000  NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric
                 Center of Long Island)(1)                                5.700       02/01/2037     02/01/2009(A)        170,037
   2,145,000  NYS DA (United Cerebral Palsy Assoc. of Nassau County)(1)   5.500       07/01/2024     01/01/2009(A)      2,144,957
   1,250,000  NYS DA (United Cerebral Palsy Assoc. of NYC)(1)             5.750       07/01/2018(2)  07/01/2012(A)      1,314,988
      40,000  NYS DA (United Cerebral Palsy Assoc.)(1)                    5.375       07/01/2011     07/01/2009(A)         40,063
     175,000  NYS DA (United Health Services Hospitals)(1)                5.375       08/01/2027     02/01/2009(A)        172,844
   9,055,000  NYS DA (United Health Services Hospitals)(1)                5.500       08/01/2017     02/01/2010(A)      9,214,549
      45,000  NYS DA (University of Rochester)(1)                         5.000       07/01/2027     07/01/2010(A)         42,788
      20,000  NYS DA (Upstate Community Colleges)(1)                      5.000       07/01/2028     07/01/2009(A)         19,222
   1,905,000  NYS DA (Upstate Community Colleges)(1)                      5.125       07/01/2021     07/01/2014(A)      1,900,428
   1,165,000  NYS DA (Upstate Community Colleges)(1)                      5.125       07/01/2022     07/01/2014(A)      1,149,086
      35,000  NYS DA (W.K. Nursing Home)                                  6.050       02/01/2026     02/01/2009(A)         35,016
   2,645,000  NYS DA (W.K. Nursing Home)                                  6.125       02/01/2036     02/01/2009(A)      2,646,058
     600,000  NYS DA (Wesley Gardens)(1)                                  6.125       08/01/2035     02/01/2009(A)        600,888
     500,000  NYS DA (Willow Towers)                                      5.250       02/01/2022     08/01/2012(A)        497,075


                   23 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    285,000  NYS DA (Wyckoff Heights Medical Center)(1)                  5.200%      02/15/2013     02/15/2009(A)  $     289,683
   1,000,000  NYS DA (Wyckoff Heights Medical Center)(1)                  5.200       02/15/2014     02/15/2009(A)      1,016,360
  26,090,000  NYS DA (Wyckoff Heights Medical Center)(1)                  5.300       08/15/2021     02/15/2009(A)     26,118,438
   1,020,000  NYS DA (Wyckoff Heights Medical Center)(1)                  5.300       08/15/2021     02/15/2009(A)      1,021,938
  39,570,000  NYS DA, Series B(6,7)                                       6.650       08/15/2030     03/29/2020(B)     40,997,184
      15,000  NYS EFC                                                     5.600       09/15/2013     03/15/2009(A)         15,028
   1,000,000  NYS EFC(1)                                                  5.650       02/15/2017     02/15/2009(A)      1,011,860
   3,195,000  NYS EFC (Clean Water & Drinking Revolving Funds)(1)         5.000       06/15/2019     12/15/2008(A)      3,231,040
     955,000  NYS EFC (L.I. Water Corp.)(1)                               5.250       08/01/2027     08/01/2027           832,865
      20,000  NYS EFC (NYC Municipal Water Finance Authority)(1)          5.875       06/15/2014     12/15/2008(A)         20,681
      25,000  NYS EFC (NYS Water Services)(1)                             5.700       07/15/2012     01/15/2009(A)         25,049
   7,500,000  NYS EFC (NYS Water Services)(1)                             5.950       01/15/2020     01/15/2013(A)      7,524,525
     860,000  NYS EFC (NYS Water Services)(1)                             6.875       06/15/2010(2)  12/15/2008(A)        862,924
   1,705,000  NYS EFC (NYS Water Services)(1)                             6.875       06/15/2014(2)  12/15/2008(A)      1,710,286
     270,000  NYS EFC (NYS Water Services)(1)                             7.250       06/15/2010(2)  12/15/2008(A)        271,002
     490,000  NYS EFC (NYS Water Services)(1)                             7.500       06/15/2012(2)  12/15/2008(A)        511,477
      15,000  NYS EFC (NYS Water Services)(1)                             7.500       06/15/2012(2)  12/15/2008(A)         15,642
     500,000  NYS EFC (Pollution Control)(1)                              5.550       08/15/2014     02/15/2009(A)        505,885
     930,000  NYS EFC (Spring Valley Water Company)                       5.650       11/01/2023     11/01/2008(A)        932,864
   2,000,000  NYS EFC (Spring Valley Water Company)(1)                    6.300       08/01/2024     02/01/2009(A)      2,008,040
   1,260,000  NYS EFC (State Water Revolving Fund)(1)                     5.800       01/15/2014     01/15/2009(A)      1,262,583
   4,250,000  NYS EFC (Waste Management)                                  4.450       07/01/2017     07/01/2009(C)      4,228,920
  34,245,000  NYS ERDA (Brooklyn Union Gas Company)(1)                    5.500       01/01/2021     01/01/2009(A)     34,373,419
  10,650,000  NYS ERDA (Con Ed)(3)                                        2.905(4)    10/01/2036     10/01/2036        10,327,305
 132,710,000  NYS ERDA (Con Ed)(1)                                        4.700       06/01/2036     04/03/2009(A)    132,160,581
   1,030,000  NYS ERDA (LILCO)(1)                                         5.150       03/01/2016     03/01/2009(A)      1,031,473
   4,475,000  NYS ERDA (LILCO)(1)                                         5.150       03/01/2016     03/01/2009(A)      4,478,267
  13,795,000  NYS ERDA (LILCO)(1)                                         5.150       03/01/2016     03/01/2009(A)     13,801,070
   4,245,000  NYS ERDA (LILCO)(1)                                         5.150       03/01/2016     03/01/2009(A)      4,246,868
   5,720,000  NYS ERDA (Niagara Mohawk Power Corp.)(3)                    4.975(4)    12/01/2026     10/02/2008(C)      5,720,000
   2,270,000  NYS ERDA (Niagara Mohawk Power Corp.)(1)                    5.150       11/01/2025     11/01/2008(A)      2,197,247
       5,000  NYS GO(1)                                                   5.000       09/15/2017     09/15/2009(A)          5,057
     100,000  NYS GO(1)                                                   5.250       10/01/2012     04/01/2009(A)        100,170


                   24 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$     15,000  NYS GO(1)                                                   5.250%      11/15/2017     11/15/2008(A)  $      15,037
      35,000  NYS GO(1)                                                   5.250       05/01/2018     11/01/2008(A)         35,053
       5,000  NYS GO(1)                                                   5.250       11/15/2021     11/15/2008(A)          5,010
      80,000  NYS GO(1)                                                   5.300       07/15/2015     01/15/2009(A)         80,139
      10,000  NYS GO(1)                                                   5.300       07/15/2017     01/15/2009(A)         10,017
     100,000  NYS GO(1)                                                   5.375       10/01/2011     04/01/2009(A)        100,184
      35,000  NYS GO(1)                                                   5.500       07/15/2024     01/15/2009(A)         35,051
     485,000  NYS GO                                                      5.500       07/15/2024     01/15/2009(A)        485,087
      40,000  NYS GO(1)                                                   6.600       12/01/2014     12/01/2008(A)         40,242
     810,000  NYS HFA (Golden Age Apartments)                             5.000       02/15/2037     03/01/2023(B)        653,451
  10,205,000  NYS HFA (Hospital & Nursing Home)(1)                        5.150       11/01/2016     11/01/2009(A)     10,212,960
       5,000  NYS HFA (Hospital & Nursing Home)                           5.500       11/01/2012     11/01/2008(E)          5,413
      15,000  NYS HFA (Hospital & Nursing Home)                           5.875       11/01/2010     11/01/2008(E)         15,909
       5,000  NYS HFA (Hospital & Nursing Home)                           5.900       11/01/2010     11/01/2008(E)          5,320
      10,000  NYS HFA (Hospital & Nursing Home)                           6.000       11/01/2013     11/01/2008(A)         11,099
      35,000  NYS HFA (Hospital & Nursing Home)                           6.000       11/01/2014     11/01/2008(E)         39,313
       5,000  NYS HFA (Hospital & Nursing Home)                           6.875       11/01/2009     11/01/2008(E)          5,234
      25,000  NYS HFA (Loewn Devel. of Wappingers Falls)                  5.250       08/15/2019     02/15/2009(A)         23,899
      65,000  NYS HFA (Meadow Manor)(1)                                   7.750       11/01/2019(2)  11/01/2008(A)         66,173
     345,000  NYS HFA (Multifamily Hsg.)                                  5.300       08/15/2022     07/22/2018(B)        322,634
      50,000  NYS HFA (Multifamily Hsg.)                                  5.400       02/15/2016     02/15/2011(A)         50,062
   1,215,000  NYS HFA (Multifamily Hsg.)                                  5.550       08/15/2019     08/15/2009         1,192,292
      40,000  NYS HFA (Multifamily Hsg.)                                  5.600       02/15/2011     08/15/2009(A)         40,340
   1,385,000  NYS HFA (Multifamily Hsg.)                                  5.600       08/15/2019     08/15/2009(B)      1,364,433
     400,000  NYS HFA (Multifamily Hsg.)                                  5.850       08/15/2013(2)  02/15/2009(A)        404,484
     625,000  NYS HFA (Multifamily Hsg.)                                  5.950       08/15/2024(2)  02/15/2009(A)        628,700
      50,000  NYS HFA (Multifamily Hsg.)                                  6.100       08/15/2028     02/15/2009(A)         50,016
      10,000  NYS HFA (Multifamily Hsg.)(1)                               6.250       08/15/2014(2)  02/15/2009(A)         10,016
      15,000  NYS HFA (Multifamily Hsg.)(1)                               6.250       08/15/2014     02/15/2009(A)         15,024
     135,000  NYS HFA (Multifamily Hsg.)                                  6.250       08/15/2025     02/15/2009(A)        135,846
     280,000  NYS HFA (Multifamily Hsg.)(1)                               6.350       08/15/2023(2)  02/15/2009(A)        283,455
     450,000  NYS HFA (Multifamily Hsg.)                                  6.750       11/15/2036     11/15/2008(A)        454,419
      20,000  NYS HFA (Multifamily Hsg.)                                  6.800       11/01/2014     11/01/2008(A)         20,272
      90,000  NYS HFA (Multifamily Hsg.)                                  6.850       11/01/2019(2)  11/01/2008(A)         92,757
     890,000  NYS HFA (Newburgh Interfaith Emergency Hsg.)                7.050       11/01/2012     11/01/2008(A)        912,544
      30,000  NYS HFA (Nonprofit Hsg.)(1)                                 6.200       11/01/2008     11/01/2008            30,067


                   25 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$     30,000  NYS HFA (Nonprofit Hsg.)(1)                                 6.200%      11/01/2009     11/01/2008(A)  $      30,674
      10,000  NYS HFA (Nonprofit Hsg.)(1)                                 6.200       11/01/2010     11/01/2008(A)         10,225
      50,000  NYS HFA (Nonprofit Hsg.)(1)                                 6.200       11/01/2011     11/01/2008(A)         51,124
      40,000  NYS HFA (Nonprofit Hsg.)(1)                                 6.200       11/01/2012     11/01/2008(A)         40,495
      25,000  NYS HFA (Nonprofit Hsg.)(1)                                 6.200       11/01/2013     11/01/2008(A)         25,562
     290,000  NYS HFA (Nonprofit Hsg.)(1)                                 8.400       11/01/2008     11/01/2008           291,105
   2,100,000  NYS HFA (Phillips Village)                                  7.750       08/15/2017     02/15/2009(A)      2,128,371
   3,125,000  NYS HFA (Senior Devel. Hsg.)                                5.100       11/15/2023     05/14/2017(B)      2,804,688
     700,000  NYS HFA (Service Contract)(1)                               5.250       09/15/2014     03/15/2009(A)        707,504
      55,000  NYS HFA (Service Contract)(1)                               5.375       03/15/2023     03/15/2009(A)         54,265
     695,000  NYS HFA (Service Contract)(1)                               5.500       09/15/2018     03/15/2009(A)        700,345
  11,700,000  NYS HFA (Service Contract)(1)                               5.500       09/15/2022     03/15/2009(A)     11,708,307
   7,590,000  NYS HFA (Service Contract)(1)                               5.500       09/15/2022(2)  03/15/2009(A)      7,594,326
   5,520,000  NYS HFA (Service Contract)(1)                               5.500       03/15/2025     03/15/2009(A)      5,460,991
      50,000  NYS HFA (Service Contract)(1)                               6.000       03/15/2026     09/15/2009(A)         50,014
   1,760,000  NYS HFA (Simeon Dewitt)(1)                                  8.000       11/01/2018(2)  11/01/2008(A)      1,794,602
     360,000  NYS HFA (Tiffany Gardens)                                   4.500       08/15/2015     04/28/2012(B)        363,845
     115,000  NYS HFA, Series A(1)                                        5.800       11/01/2009     11/01/2008(A)        115,302
     130,000  NYS HFA, Series A(1)                                        5.875       11/01/2010     11/01/2008(A)        130,300
  20,600,000  NYS HFA, Series A(1)                                        6.100       11/01/2015(2)  11/01/2008(A)     20,650,676
   6,450,000  NYS HFA, Series A(1)                                        6.125       11/01/2020(2)  11/01/2008(A)      6,459,546
   3,650,000  NYS HFA, Series C(1)                                        5.500       09/15/2018     03/15/2009(A)      3,677,558
     165,000  NYS LGSC (SCSB)(3)                                          6.375       12/15/2009     03/22/2009(B)        163,718
     485,000  NYS Medcare (Hospital & Nursing Home)(1)                    5.400       08/15/2033(2)  02/15/2009(A)        475,218
     210,000  NYS Medcare (Hospital & Nursing Home)(1)                    6.200       08/15/2013     02/15/2009(A)        210,496
   1,200,000  NYS Medcare (Hospital & Nursing Home)(1)                    6.300       08/15/2023     02/15/2009(A)      1,202,388
     295,000  NYS Medcare (Hospital & Nursing Home)                       7.000       08/15/2032     02/15/2009(A)        295,655
     175,000  NYS Medcare (Hospital & Nursing Home)(1)                    7.400       11/01/2016(2)  11/01/2008(A)        175,558
     110,000  NYS Medcare (Hospital & Nursing Home)(1)                    9.375       11/01/2016(2)  11/01/2008(A)        110,575
     150,000  NYS Medcare (M.G. Nursing Home)(1)                          6.375       02/15/2035     02/15/2009(A)        150,252
  10,710,000  NYS Municipal Bond Bank Agency (Special School
                 Purpose)(1)                                              5.250       12/01/2019     06/01/2013(A)     10,872,899
   2,930,000  NYS Municipal Bond Bank Agency (Special School
                 Purpose)(1)                                              5.500       06/01/2015     06/01/2013(A)      3,080,661
   2,285,000  NYS Power Authority(1)                                      5.250       11/15/2030     11/15/2010(A)      2,252,507
       5,000  NYS Power Authority(1)                                      5.875       01/01/2010     01/01/2009(A)          5,113
  10,000,000  NYS UDC (Personal Income Tax)(1)                            5.250       03/15/2034     03/15/2014(A)      9,746,300
  55,305,000  NYS UDC (South Mall) CAB                                    5.601(10)   01/01/2011     12/12/2009(B)     48,991,381


                   26 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    445,000  NYS UDC (South Mall) CAB(1)                                 5.851%(10)  01/01/2011     12/12/2009(B)  $     392,672
     410,000  NYS UDC (South Mall) CAB(1)                                 6.033(10)   01/01/2011     12/12/2009(B)        361,448
   4,000,000  NYS UDC (Subordinated Lien)(1)                              5.125       07/01/2020     07/01/2014(A)      3,999,680
   1,000,000  NYS UDC (Subordinated Lien)(1)                              5.125       07/01/2021     07/01/2014(A)        989,320
     140,000  NYS UDC (Subordinated Lien)                                 5.375       07/01/2022     01/01/2009(A)        140,059
  24,550,000  NYS UDC (Subordinated Lien)(1)                              5.500       07/01/2016(2)  01/01/2009(A)     24,593,208
   6,765,000  NYS UDC (Subordinated Lien)(1)                              5.500       07/01/2016     01/01/2009(A)      6,811,543
   6,665,000  NYS UDC (Subordinated Lien)(1)                              5.500       07/01/2022(2)  01/01/2009(A)      6,666,066
   6,720,000  NYS UDC (Subordinated Lien)(1)                              5.600       07/01/2026(2)  01/01/2009(A)      6,720,134
      70,000  Oneida County, NY GO(1)                                     5.400       03/15/2011     03/15/2009(A)         70,671
   2,285,000  Oneida County, NY IDA (Faxton Hospital)                     6.625       01/01/2015(2)  01/01/2010(A)      2,382,295
     600,000  Oneida County, NY IDA (Presbyterian Home)                   6.100       06/01/2020     06/01/2010(A)        611,568
   1,000,000  Oneida County, NY IDA (Presbyterian Home)                   6.250       06/01/2015     06/01/2010(A)      1,036,040
      15,000  Onondaga County, NY GO                                      5.000       02/15/2011     02/15/2009(A)         15,023
     365,000  Onondaga County, NY IDA (Coltec Industries)                 9.875       10/01/2010     04/01/2009(A)        372,738
     920,000  Onondaga County, NY IDA (Le Moyne College)                  5.500       03/01/2014     03/01/2009(A)        929,126
   3,100,000  Onondaga County, NY IDA (Solvay Paperboard)                 6.800       11/01/2014(2)  11/01/2010(A)      3,046,339
  13,965,000  Onondaga County, NY Res Rec                                 5.000       05/01/2010     10/24/2009(B)     13,604,144
      25,000  Ontario County, NY GO                                       5.550       08/15/2009     02/15/2009(A)         25,281
      60,000  Orange County, NY IDA (Orange Mental Retardation
                 Properties)                                              6.125       05/01/2016(2)  11/01/2008(A)         60,107
   5,065,000  Orange County, NY IDA (St. Luke's Cornwall Hospital
                 Obligated Group)                                         6.000       12/01/2016(2)  12/01/2011(A)      5,365,810
   1,920,000  Orange County, NY IDA (St. Luke's Cornwall Hospital
                 Obligated Group)                                         6.000       12/01/2016(2)  12/01/2011(A)      2,034,029
      45,000  Oswego County, NY IDA (Seneca Hill Manor)                   5.550       08/01/2022     02/01/2009(A)         45,102
   3,510,000  Oswego County, NY IDA (Seneca Hill Manor)(1)                5.650       08/01/2037     02/01/2009(A)      3,511,966
     245,000  Otsego County, NY IDA (Bassett Healthcare Project)(1)       5.375       11/01/2020     11/01/2008(A)        246,835
   3,625,000  Otsego County, NY IDA (Mary Imogene Bassett Hospital)(1)    5.350       11/01/2020     11/01/2008(A)      3,650,375
      35,000  Oyster Bay, NY GO                                           5.000       12/01/2018     12/01/2008(A)         35,086
      50,000  Philadelphia, NY GO                                         7.500       12/15/2009     12/15/2009            52,725
  88,870,000  Port Authority NY/NJ (JFK International Air Terminal)(1)    5.750       12/01/2022(2)  01/10/2021(B)     82,671,318
  43,050,000  Port Authority NY/NJ (JFK International Air Terminal)(1)    5.750       12/01/2025     12/14/2024(B)     39,113,939
  42,140,000  Port Authority NY/NJ (JFK International Air Terminal)(1)    5.900       12/01/2017(2)  12/01/2008(A)     40,191,446


                   27 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$ 18,355,000  Port Authority NY/NJ (JFK International Air Terminal)(1)    6.250%      12/01/2014     12/01/2014     $  18,107,208
  18,910,000  Port Authority NY/NJ (KIAC)                                 6.750       10/01/2011     05/03/2010(B)     18,537,284
  27,860,000  Port Authority NY/NJ (KIAC)                                 6.750       10/01/2019(2)  04/01/2009(A)     27,729,894
      20,000  Port Authority NY/NJ, 103rd Series(1)                       5.250       12/15/2012     12/15/2008(A)         20,029
      10,000  Port Authority NY/NJ, 116th Series(1)                       5.000       10/01/2012     04/02/2009(A)         10,011
     100,000  Port Authority NY/NJ, 116th Series(1)                       5.000       10/01/2013     04/01/2009(A)        100,108
     140,000  Port Authority NY/NJ, 116th Series(1)                       5.250       10/01/2014     04/01/2009(A)        140,185
      55,000  Port Authority NY/NJ, 116th Series(1)                       5.250       10/01/2015     04/01/2009(A)         55,073
     815,000  Port Authority NY/NJ, 122nd Series(1)                       5.000       07/15/2018     07/15/2010(A)        779,637
      30,000  Port Authority NY/NJ, 122nd Series(1)                       5.000       07/15/2020     07/15/2010(A)         28,017
      55,000  Port Authority NY/NJ, 122nd Series(1)                       5.000       07/15/2031     08/23/2029(B)         48,459
     165,000  Port Authority NY/NJ, 122nd Series(1)                       5.000       07/15/2031     08/23/2029(B)        145,565
   2,000,000  Port Authority NY/NJ, 122nd Series(1)                       5.500       07/15/2011     01/15/2009(A)      2,023,280
   5,170,000  Port Authority NY/NJ, 122nd Series(1)                       5.500       07/15/2015     01/15/2009(A)      5,229,817
      65,000  Port Authority NY/NJ, 123rd Series(1)                       5.000       07/15/2028     07/15/2010(A)         62,468
      30,000  Port Authority NY/NJ, 124th Series(1)                       4.800       08/01/2018     08/01/2010(A)         28,480
   1,695,000  Port Authority NY/NJ, 124th Series(1)                       5.000       08/01/2019     08/01/2010(A)      1,605,165
      20,000  Port Authority NY/NJ, 124th Series(1)                       5.000       08/01/2021     08/01/2021            18,259
     265,000  Port Authority NY/NJ, 124th Series(1)                       5.000       08/01/2022     08/01/2022           242,637
     325,000  Port Authority NY/NJ, 124th Series(1)                       5.000       08/01/2024     08/01/2024           289,299
     100,000  Port Authority NY/NJ, 124th Series(1)                       5.000       08/01/2025     08/01/2025            89,583
      60,000  Port Authority NY/NJ, 124th Series(1)                       5.000       08/01/2031     09/08/2029(B)         52,723
      15,000  Port Authority NY/NJ, 126th Series(1)                       5.000       11/15/2024     05/20/2024            13,434
      85,000  Port Authority NY/NJ, 126th Series(1)                       5.125       11/15/2032     05/20/2032(B)         75,774
     230,000  Port Authority NY/NJ, 127th Series(1)                       5.000       12/15/2022     12/15/2022           209,015
      30,000  Port Authority NY/NJ, 127th Series(1)                       5.000       12/15/2024     12/15/2024            26,915
   1,500,000  Port Authority NY/NJ, 131st Series(1)                       5.000       12/15/2020     06/15/2015(A)      1,398,405
      10,000  Port Authority NY/NJ, 131st Series(1)                       5.000       12/15/2026     06/15/2026             8,921
  13,745,000  Port Authority NY/NJ, 141st Series(1)                       5.000       09/01/2021     09/01/2021        12,636,878
  14,110,000  Port Authority NY/NJ, 141st Series(1)                       5.000       09/01/2022     09/01/2022        12,815,266
  10,205,000  Port Authority NY/NJ, 141st Series(1)                       5.000       09/01/2025     09/01/2025         9,109,289
   9,000,000  Port Authority NY/NJ, 143rd Series(1)                       5.000       10/01/2021     10/01/2021         8,426,970
   2,000,000  Port Authority NY/NJ, 147th Series(1)                       5.000       10/15/2026     10/15/2026         1,779,320
  13,000,000  Port Authority NY/NJ, 151st Series(1)                       5.750       03/15/2035     03/15/2018(A)     12,638,340
   1,355,000  Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)       5.900       08/01/2020     08/01/2010(A)      1,341,586
     170,000  Putnam County, NY IDA (Brewster Plastics)                   7.375       12/01/2008     12/01/2008           169,577
   1,200,000  Rensselaer County, NY IDA (Franciscan Heights)              5.375       12/01/2025     12/01/2014(A)      1,148,688
      40,000  Rensselaer County, NY IDA (Rensselaer Polytechnical
                 Institute)(1)                                            5.125       08/01/2029     10/07/2028(B)         36,984


                   28 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$     50,000  Rensselaer County, NY IDA (Rensselaer Polytechnical
                 Institute)(1)                                            5.500%      08/01/2022     08/01/2009(A)  $      49,709
   2,470,000  Rensselaer County, NY Tobacco Asset Securitization Corp.    5.200       06/01/2025     03/04/2011(B)      2,190,692
   1,490,000  Rensselaer County, NY Tobacco Asset Securitization Corp.    5.750       06/01/2043     09/04/2024(B)      1,328,261
      85,000  Rensselaer, NY Hsg. Authority (Renwyck)                     7.650       01/01/2011     01/01/2009(A)         86,318
      50,000  Rensselaer, NY Municipal Leasing Corp. (Rensselaer
                 County Nursing Home)                                     6.900       06/01/2024     12/01/2008(A)         50,066
     920,000  Riverhead, NY HDC (Riverpointe Apartments)                  5.850       08/01/2010     09/10/2009(B)        914,563
      95,000  Rochester, NY Hsg. Authority (Stonewood Village)            5.900       09/01/2009     03/01/2009(A)         94,869
      35,000  Rockland County, NY Solid Waste Management Authority        5.625       12/15/2014     12/15/2008(A)         35,145
      55,000  Rockland County, NY Solid Waste Management Authority(1)     5.750       12/15/2018     12/15/2009(A)         55,266
   9,325,000  Rockland County, NY Tobacco Asset Securitization Corp.      5.500       08/15/2025     09/17/2014(B)      8,506,172
      80,000  Rome, NY HDC, Series A(1)                                   6.250       01/01/2024     01/01/2009(A)         81,061
     500,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                   5.000       12/01/2014     12/01/2014           503,050
   3,725,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                   5.750       12/01/2023     11/16/2019(B)      3,579,017
   6,540,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                   5.750       12/01/2033     11/17/2029(B)      6,150,935
   3,405,000  Schenectady, NY Metroplex Devel. Authority, Series A(1)     5.375       12/15/2021     12/15/2012(A)      3,332,916
      25,000  Scotia, NY GO                                               6.100       01/15/2012     01/15/2009(A)         25,208
     870,000  SONYMA, Series 101                                          5.000       10/01/2018     10/06/2017(B)        827,996
      25,000  SONYMA, Series 101                                          5.250       04/01/2022     10/18/2020(B)         23,374
   2,380,000  SONYMA, Series 101                                          5.350       10/01/2026     06/26/2025(B)      2,169,608
   1,530,000  SONYMA, Series 145                                          4.950       10/01/2023     12/03/2020(B)      1,346,308
      35,000  SONYMA, Series 27                                           5.250       04/01/2013     04/01/2010(A)         35,204
  11,465,000  SONYMA, Series 29                                           5.400       10/01/2022(2)  10/01/2010(A)     10,926,948
  27,260,000  SONYMA, Series 29                                           5.450       10/01/2031     10/01/2010(A)     27,262,453
     400,000  SONYMA, Series 31                                           5.200       10/01/2021     10/01/2021           373,376
     485,000  SONYMA, Series 31                                           5.300       10/01/2031     08/13/2027(B)        423,842
     140,000  SONYMA, Series 63                                           5.600       10/01/2010     04/01/2009(A)        141,128
     100,000  SONYMA, Series 63                                           5.700       04/01/2011     04/01/2009(A)        100,627
      85,000  SONYMA, Series 63(1)                                        5.700       10/01/2011     04/01/2009(A)         85,537
      75,000  SONYMA, Series 65(1)                                        5.300       10/01/2009     01/01/2009(A)         75,861
      10,000  SONYMA, Series 65                                           5.550       10/01/2012     01/01/2009(A)         10,065


                   29 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    100,000  SONYMA, Series 67(1)                                        5.600%      10/01/2014(2)  09/01/2009(A)  $      100,344
     195,000  SONYMA, Series 67                                           5.600       10/01/2014     09/01/2009(A)         195,757
   1,065,000  SONYMA, Series 67                                           5.700       10/01/2017(2)  09/01/2009(A)       1,066,363
   8,445,000  SONYMA, Series 67                                           5.800       10/01/2028(2)  09/01/2009(A)       8,461,974
      20,000  SONYMA, Series 67(1)                                        5.800       10/01/2028     09/01/2009(A)          20,112
      50,000  SONYMA, Series 69                                           5.400       10/01/2019     03/01/2010(A)          48,437
     150,000  SONYMA, Series 69(1)                                        5.400       10/01/2019     03/01/2009(A)         144,720
   7,690,000  SONYMA, Series 69                                           5.500       10/01/2028     03/01/2009(A)       7,736,986
     120,000  SONYMA, Series 70(1)                                        5.375       10/01/2017     03/01/2009(A)         121,201
  11,320,000  SONYMA, Series 70                                           5.375       10/01/2017(2)  03/01/2009(A)      11,280,040
      10,000  SONYMA, Series 71                                           4.900       04/01/2009     01/01/2009(A)          10,089
     375,000  SONYMA, Series 71                                           5.350       10/01/2018     07/01/2010(A)         365,625
   4,870,000  SONYMA, Series 71                                           5.400       04/01/2029     07/01/2010(A)       4,796,463
     270,000  SONYMA, Series 73-A                                         5.250       10/01/2017     03/01/2010(A)         263,631
      50,000  SONYMA, Series 73-B                                         5.450       10/01/2024(2)  09/30/2011(A)          50,220
      15,000  SONYMA, Series 77                                           5.600       04/01/2010     11/23/2009(A)          15,256
     375,000  SONYMA, Series 77                                           5.700       04/01/2011     11/23/2009(A)         382,819
      10,000  SONYMA, Series 79                                           5.250       10/01/2021     01/25/2020(B)           9,379
      55,000  SONYMA, Series 79(1)                                        5.250       10/01/2021     10/01/2021             51,345
     765,000  SONYMA, Series 79                                           5.300       04/01/2029     03/01/2009(A)         743,396
   2,140,000  SONYMA, Series 80                                           5.100       10/01/2017(2)  03/01/2009(A)       2,163,561
   5,350,000  SONYMA, Series 82                                           5.550       10/01/2019(2)  10/01/2009(A)       5,247,013
   1,635,000  SONYMA, Series 83                                           5.450       04/01/2018(2)  10/01/2009(A)       1,646,102
      45,000  SONYMA, Series 83                                           5.550       10/01/2027     10/01/2009(A)          45,004
     215,000  SONYMA, Series 85                                           5.400       04/01/2012     09/01/2009(A)         218,225
     100,000  SONYMA, Series 91                                           5.300       10/01/2009     01/01/2009(A)         101,154
   4,550,000  SONYMA, Series 92                                           5.750       04/01/2020     10/01/2009(A)       4,557,872
   6,150,000  SONYMA, Series 97                                           5.400       10/01/2021(2)  04/01/2011(A)       5,827,002
     660,000  SONYMA, Series 98                                           5.050       10/01/2017     04/01/2011(A)         666,699
     385,000  Spring Valley, NY (Quality Redevel.)                        5.000       06/15/2021     06/15/2021            352,995
     405,000  Spring Valley, NY (Quality Redevel.)                        5.000       06/15/2022     06/15/2022            367,128
     300,000  Spring Valley, NY GO                                        5.000       05/01/2020     05/01/2015(A)         280,422
     310,000  Spring Valley, NY GO                                        5.000       05/01/2021     05/01/2021            285,960
     325,000  Spring Valley, NY GO                                        5.000       05/01/2022     05/01/2022            296,205
     335,000  Spring Valley, NY GO                                        5.000       05/01/2023     05/01/2023            303,024
     350,000  Spring Valley, NY GO                                        5.000       05/01/2024     05/01/2024            314,864
     365,000  Spring Valley, NY GO                                        5.000       05/01/2025     05/01/2025            326,967
   3,640,000  St. Lawrence County, NY IDA (Curran Renewable Energy)       6.200       12/01/2017     06/01/2014(B)       3,375,081
     670,000  Suffolk County, NY IDA (ALIA-CCDRCA)                        7.000       06/01/2016     06/01/2011(A)         657,672
     500,000  Suffolk County, NY IDA (ALIA-Civic Facility)                5.950       11/01/2022     11/01/2022            442,310
     170,000  Suffolk County, NY IDA (ALIA-Civic Facility)                6.000       11/01/2017     11/01/2017            155,358


                   30 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    710,000  Suffolk County, NY IDA (ALIA-Civic Facility)                6.000%      11/01/2017     11/01/2017     $      648,848
     810,000  Suffolk County, NY IDA (ALIA-FREE)                          7.000       06/01/2016     06/01/2011(A)         795,096
     285,000  Suffolk County, NY IDA (ALIA-IGHL)                          5.950       11/01/2022     11/01/2022            252,117
     535,000  Suffolk County, NY IDA (ALIA-IGHL)                          6.500       12/01/2013     06/07/2011(B)         513,477
     800,000  Suffolk County, NY IDA (ALIA-LIHIA)                         5.950       11/01/2022     11/01/2022            707,696
     310,000  Suffolk County, NY IDA (ALIA-NYS ARC)                       5.950       11/01/2022     11/01/2022            274,232
     300,000  Suffolk County, NY IDA (ALIA-WORCA)                         5.950       11/01/2022     11/01/2022            265,386
     380,000  Suffolk County, NY IDA (ALIA-WORCA)                         7.000       06/01/2016     06/01/2011(A)         373,008
     300,000  Suffolk County, NY IDA (Catholic Charities)                 6.000       10/01/2020     12/27/2014(B)         272,220
     305,000  Suffolk County, NY IDA (DDI)                                6.000       10/01/2020     12/27/2014(B)         276,757
     305,000  Suffolk County, NY IDA (DDI)                                6.000       10/01/2020     12/27/2014(B)         276,757
   1,065,000  Suffolk County, NY IDA (Dowling College)                    5.000       06/01/2018     06/01/2018            946,615
     150,000  Suffolk County, NY IDA (Family Residences)                  6.000       10/01/2015     08/12/2012(B)         140,453
     455,000  Suffolk County, NY IDA (Family Residences), Series A        6.375       12/01/2018     12/20/2013(B)         431,872
   3,070,000  Suffolk County, NY IDA (Family Residences), Series A        6.375       12/01/2018     10/03/2014(B)       2,913,952
     305,000  Suffolk County, NY IDA (Huntington First Aid Squad)         6.025       11/01/2008     11/01/2008            304,835
     615,000  Suffolk County, NY IDA (Independent Group Home Living)      6.000       10/01/2020     06/27/2015(B)         558,051
     505,000  Suffolk County, NY IDA (L.I. Network Community Services)    7.000       02/01/2014     08/01/2010(B)         491,193
     290,000  Suffolk County, NY IDA (Mattituck-Laurel Library)           6.000       09/01/2019(2)  09/01/2010(A)         305,219
     400,000  Suffolk County, NY IDA (Nassau-Suffolk Services for
                 Autism)                                                  6.250       11/01/2016     03/22/2013(B)         362,500
     145,000  Suffolk County, NY IDA (Nassau-Suffolk Services for
                 Autism)                                                  6.250       11/01/2016     04/13/2013(B)         131,406
     900,000  Suffolk County, NY IDA (Pederson-Krager Center)             6.375       11/01/2015     08/07/2012(B)         817,929
     700,000  Suffolk County, NY IDA (Pederson-Krager Center)             6.400       02/01/2015     10/23/2011(B)         642,201
     225,000  Suffolk County, NY IDA (Suffolk Hotels)                     6.000       10/01/2020     12/27/2014(B)         204,165
     500,000  Suffolk County, NY IDA (WORCA)                              6.000       10/01/2020     06/27/2015(B)         453,700
     100,000  Suffolk County, NY Water Authority(1)                       5.750       06/01/2010     12/01/2008(E)         104,688
   2,150,000  Sullivan County, NY IDA (Center for Discovery)              5.625       06/01/2013     12/21/2010(B)       2,001,478
   5,000,000  Sullivan County, NY IDA (Center for Discovery)              5.875       07/01/2022     11/11/2016(B)       4,231,950


                   31 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$  6,100,000  Sullivan County, NY IDA (Center for Discovery)              6.375%      02/01/2020     12/09/2014(B)  $    5,458,097
      30,000  Syracuse, NY Hsg. Authority                                 5.400       09/01/2021     09/01/2015(A)          30,375
   6,590,000  Syracuse, NY Hsg. Authority (LRRHCF)(1)                     5.800       08/01/2037     02/01/2009(A)       6,608,650
     260,000  Syracuse, NY IDA (Crouse Irving Companies)(1)               5.250       01/01/2017     01/01/2010(A)         260,822
     465,000  Syracuse, NY IDA (Crouse Irving Health Hospital)            5.125       01/01/2009     01/01/2009            463,796
     670,000  Syracuse, NY IDA (One Center Armory Garage)                 6.750       12/01/2017     12/01/2008(A)         671,072
     900,000  Tompkins County, NY IDA (Kendall at Ithaca)                 5.750       07/01/2018     01/01/2009(A)         899,964
   2,000,000  Tompkins County, NY IDA (Kendall at Ithaca)                 6.000       07/01/2024     01/01/2009(A)       1,967,800
     120,000  Tompkins, NY Health Care Corp. (Reconstruction Home)        5.875       02/01/2033     02/01/2009(A)         120,070
     255,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)     10.800      02/01/2028(2)  02/01/2009(A)         277,007
      10,000  Ulster County, NY GO(1)                                     5.400       11/15/2013     11/15/2008(A)          10,025
      10,000  Ulster County, NY GO(1)                                     5.400       11/15/2015     11/15/2008(A)          10,025
      25,000  Ulster County, NY GO(1)                                     5.500       11/15/2012     11/15/2008(A)          25,064
     155,000  Ulster County, NY Res Rec(1)                                5.000       03/01/2016     03/01/2016            155,584
     160,000  Ulster County, NY Res Rec(1)                                5.000       03/01/2017     03/01/2016(A)         158,952
     170,000  Ulster County, NY Res Rec(1)                                5.000       03/01/2018     03/01/2016(A)         166,433
     830,000  Ulster County, NY Tobacco Asset Securitization Corp.        0.000(5)    06/01/2040     09/14/2026(B)         665,137
     360,000  Ulster County, NY Tobacco Asset Securitization Corp.        6.000       06/01/2040     06/01/2012(A)         336,150
      25,000  Ulster County, NY Tobacco Asset Securitization Corp.        6.250       06/01/2025     06/01/2012(A)          25,130
  10,795,000  Ulster County, NY Tobacco Asset Securitization Corp.        6.750       06/01/2030(2)  06/01/2011(A)      10,906,836
     295,000  Utica, NY GO                                                6.200       01/15/2014     01/15/2010(A)         312,110
     320,000  Utica, NY GO                                                6.250       01/15/2015     01/15/2010(A)         338,762
      75,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)      5.400       07/15/2030     07/15/2012(A)          74,993
      25,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)      5.500       07/15/2029     07/15/2009(A)          24,723
   1,205,000  Utica, NY IDA (Utica College Civic Facility)                6.375       12/01/2011     06/29/2010(B)       1,212,917
     250,000  Utica, NY SCHC (Multifamily), Series A                      5.550       12/01/2017     12/01/2008(A)         258,350
      15,000  Victor, NY GO                                               4.800       12/15/2017     12/15/2008(A)          15,051
     100,000  Westchester County, NY GO(1)                                5.375       12/15/2012     12/15/2008(A)         100,389
      50,000  Westchester County, NY GO(1)                                5.375       12/15/2013     12/15/2008(A)          50,195
      45,000  Westchester County, NY Healthcare Corp., Series B(1)        5.375       11/01/2020     11/10/2010(A)          45,337


                   32 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
New York Continued
$    105,000  Westchester County, NY IDA (Beth Abraham Hospital)          7.250%      12/01/2009     03/02/2009(B)  $      105,158
      50,000  Westchester County, NY IDA (Children's Village)             5.100       03/15/2009     03/15/2009             49,891
     220,000  Westchester County, NY IDA (Clearview School)               6.600       01/01/2014     12/27/2010(B)         211,314
   1,115,000  Westchester County, NY IDA (Guiding Eyes for the Blind)     4.500       08/01/2012     08/31/2010(B)       1,114,788
      15,000  Westchester County, NY IDA (JDAM)                           6.500       04/01/2009(2)  04/01/2009             15,057
   1,130,000  Westchester County, NY IDA (JDAM)                           6.750       04/01/2016(2)  04/01/2009(A)       1,133,797
   2,100,000  Westchester County, NY IDA (Rippowam-Cisqua School)         5.750       06/01/2029     02/07/2021(B)       1,778,847
   2,225,000  Westchester County, NY IDA (Schnurmacher Center)            6.000       11/01/2011     04/03/2009(B)       2,188,555
     130,000  Westchester County, NY IDA (Westchester Airport
                 Assoc.)(1)                                               5.850       08/01/2014     02/01/2009(A)         130,251
     690,000  Westchester County, NY IDA (Westchester Airport
                 Assoc.)(1)                                               5.950       08/01/2024(2)  02/01/2009(A)         641,162
     250,000  Westchester County, NY IDA (Westchester Resco Company)      5.500       07/01/2009     01/01/2009(A)         250,055
      25,000  Westchester County, NY IDA (Westchester Resco Company)(1)   5.750       07/01/2009     01/01/2009(A)          25,064
      70,000  Westchester County, NY IDA (Winward School)                 5.200       10/01/2021     12/14/2018(B)          62,832
  18,000,000  Westchester County, NY Tobacco Asset Securitization Corp.   0.000(5)    07/15/2039(2)  07/15/2017(E)      20,683,620
  11,090,000  Westchester County, NY Tobacco Asset Securitization Corp.   4.500       06/01/2021     08/03/2010(B)      10,072,714
   8,600,000  Westchester County, NY Tobacco Asset Securitization Corp.   5.000       06/01/2026     07/07/2014(B)       7,356,354
      95,000  White Plains, NY HDC (Battle Hill)                          6.650       02/01/2025     02/01/2009(A)          96,474
   3,345,000  Yates County, NY IDA (SSMH)                                 5.650       02/01/2039     08/01/2009(A)       3,349,382
     165,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing
                 Pavilion)(1)                                             5.450       02/01/2029     09/04/2011(B)         153,272
     165,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)   5.650       02/01/2039     04/07/2023(B)         154,348
   1,455,000  Yonkers, NY IDA (Monastery Manor Associates)                5.000       04/01/2025     05/06/2023(B)       1,270,753
      30,000  Yonkers, NY IDA (Philipsburgh Hall Associates)              6.750       11/01/2008     11/01/2008             29,944
   1,965,000  Yonkers, NY IDA (St. John's Riverside Hospital)             6.800       07/01/2016     07/01/2011(A)       1,914,539
                                                                                                                    --------------
                                                                                                                     3,350,669,199
U.S. POSSESSIONS--19.3%
   5,000,000  Guam Airport Authority, Series C(1)                         5.375       10/01/2019     10/01/2013(A)       4,638,750
   6,000,000  Guam Airport Authority, Series C(1)                         5.375       10/01/2020     10/01/2020          5,463,000
     130,000  Guam EDA (TASC)                                             5.000       05/15/2022     12/12/2008(D)         136,247


                   33 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
U.S. Possessions Continued
$    192,000  Guam EDA (TASC)                                             5.300%      05/15/2014     05/15/2014     $      207,798
      10,000  Guam International Airport Authority(1)                     5.000       10/01/2023     10/01/2023              8,407
      25,000  Guam Power Authority, Series A(1)                           5.000       10/01/2024     07/23/2023(B)          22,475
     520,000  Guam Power Authority, Series A                              5.250       10/01/2013     04/01/2009(A)         514,602
      35,000  Guam Power Authority, Series A(1)                           5.250       10/01/2013     04/01/2009(A)          35,014
     710,000  Guam Power Authority, Series A(1)                           5.250       10/01/2023     09/02/2019(B)         655,167
     655,000  Guam Power Authority, Series A(1)                           5.250       10/01/2023     04/01/2009(A)         606,242
      40,000  Guam Power Authority, Series A(1)                           5.250       10/01/2034     11/06/2032(B)          35,358
     100,000  Northern Mariana Islands Commonwealth, Series A             6.750       10/01/2033     10/01/2013(A)          98,341
     375,000  Puerto Rico Children's Trust Fund (TASC)                    4.100       05/15/2013     05/15/2013            353,651
     200,000  Puerto Rico Children's Trust Fund (TASC)                    4.250       05/15/2014     05/15/2014            185,834
 206,810,000  Puerto Rico Children's Trust Fund (TASC)                    5.375       05/15/2033     10/31/2013(B)     179,316,679
  68,875,000  Puerto Rico Children's Trust Fund (TASC)                    5.500       05/15/2039     08/02/2020(B)      57,323,974
  30,755,000  Puerto Rico Children's Trust Fund (TASC)                    5.625       05/15/2043     09/24/2022(B)      25,927,388
      10,000  Puerto Rico Children's Trust Fund (TASC)                    5.750       07/01/2020     09/07/2009(D)          10,349
   6,250,000  Puerto Rico Commonwealth GO                                 5.000       07/01/2024     07/01/2024          5,624,125
   5,970,000  Puerto Rico Commonwealth GO                                 5.000       07/01/2025     07/01/2025          5,384,940
      50,000  Puerto Rico Commonwealth GO                                 5.000       07/01/2026     06/21/2026(B)          44,781
      50,000  Puerto Rico Commonwealth GO                                 5.000       07/01/2028     08/05/2026(B)          44,096
   7,000,000  Puerto Rico Commonwealth GO                                 5.250       01/01/2015     01/01/2015          6,835,570
     880,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2018     07/01/2013(A)         864,785
     900,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2019     07/01/2013(A)         874,026
   2,430,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2021     07/01/2014(A)       2,297,930
   3,400,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2022     07/01/2014(A)       3,175,226
   7,350,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2022     07/01/2016(A)       6,864,092
   2,315,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2022     07/01/2013(A)       2,161,955
   7,395,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2023     07/01/2016(A)       6,849,545
  11,000,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2023     07/01/2013(A)      10,188,640
   4,575,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2023     07/01/2014(A)       4,237,548
  15,850,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2024     07/01/2024         14,663,152
  21,785,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2025     07/01/2025         20,028,040
   4,750,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2027     07/01/2027          4,302,123
   1,925,000  Puerto Rico Commonwealth GO(1)                              5.250       07/01/2027(2)  07/01/2011(A)       1,915,741
   5,000,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2030     07/01/2030          4,469,200
   2,840,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2030     07/01/2030          2,538,506
  14,750,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2032     07/01/2032         13,135,760
  11,735,000  Puerto Rico Commonwealth GO                                 5.250       07/01/2032     10/01/2031(B)      10,450,722
   6,060,000  Puerto Rico Commonwealth GO                                 5.375       07/01/2028     07/01/2011(A)       5,558,959
  18,600,000  Puerto Rico Commonwealth GO                                 5.500       07/01/2023     07/01/2023         17,678,556


                   34 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
U.S. Possessions Continued
$    275,000  Puerto Rico Commonwealth GO(1)                              5.625%      07/01/2019     07/01/2010(A)  $      275,041
      10,000  Puerto Rico Electric Power Authority, Series EE(1)          5.250       07/01/2014     01/01/2009(A)          10,159
   4,200,000  Puerto Rico Electric Power Authority, Series UU(3)          2.570(4)    07/01/2031     07/04/2028(B)       2,625,000
     165,000  Puerto Rico HFA(1)                                          5.000       12/01/2020     12/01/2013(A)         175,679
      85,000  Puerto Rico HFA(1)                                          5.000       12/01/2020     12/01/2013(A)          83,490
  37,000,000  Puerto Rico HFA (Vivienda Modernization)                    4.750       10/01/2011     10/01/2011         37,169,830
     110,000  Puerto Rico HFC                                             5.100       12/01/2018     12/01/2010(A)         110,099
      90,000  Puerto Rico Highway & Transportation Authority              5.000       07/01/2022     01/21/2021(B)          81,959
      35,000  Puerto Rico Highway & Transportation Authority              5.000       07/01/2028     02/20/2026(B)          30,867
     230,000  Puerto Rico Highway & Transportation Authority              5.750       07/01/2020     07/01/2013(A)         226,985
       5,000  Puerto Rico Highway & Transportation Authority, Series
                 A(1)                                                     5.000       07/01/2028     05/21/2024(B)           4,373
   7,000,000  Puerto Rico Highway & Transportation Authority, Series E    5.750       07/01/2024     07/01/2012(A)       6,829,480
   4,355,000  Puerto Rico Highway & Transportation Authority, Series K    5.000       07/01/2021     07/01/2021          3,970,279
  11,000,000  Puerto Rico Highway & Transportation Authority, Series K    5.000       07/01/2022     07/01/2022          9,978,760
  12,275,000  Puerto Rico Highway & Transportation Authority, Series K    5.000       07/01/2023     07/01/2023         11,061,003
  12,760,000  Puerto Rico Highway & Transportation Authority, Series K    5.000       07/01/2024     07/01/2024         11,458,225
   4,545,000  Puerto Rico Highway & Transportation Authority, Series K    5.000       07/01/2025     07/01/2025          4,099,590
   2,000,000  Puerto Rico Highway & Transportation Authority, Series K    5.000       07/01/2026     07/01/2026          1,791,240
   1,000,000  Puerto Rico Highway & Transportation Authority, Series K    5.000       07/01/2027     07/01/2027            886,180
  16,800,000  Puerto Rico Highway & Transportation Authority, Series
                 N(7)                                                     2.400(4)    07/01/2045     07/01/2043(B)       9,576,000
  19,000,000  Puerto Rico Highway & Transportation Authority, Series
                 N(3)                                                     4.200(4)    07/01/2038     12/09/2009(C)      19,000,000
   6,550,000  Puerto Rico IMEPCF (PepsiCo)(1)                             6.250       11/15/2013     11/15/2008(A)       6,754,360
   7,175,000  Puerto Rico IMEPCF (PepsiCo)(1)                             6.250       11/15/2013     11/15/2008(A)       7,195,808
     780,000  Puerto Rico Infrastructure                                  5.000       07/01/2019     07/01/2019            732,904
      35,000  Puerto Rico Infrastructure                                  5.500       10/01/2040     10/01/2010(E)          35,240
      55,000  Puerto Rico ITEMECF (Ana G. Mendez University)              5.375       02/01/2019     02/01/2011(A)          52,579
  18,425,000  Puerto Rico ITEMECF (Cogeneration Facilities)               6.625       06/01/2026(2)  06/01/2010(A)      18,434,765
   1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)                     6.125       08/01/2025     02/01/2009(A)       1,502,235


                   35 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
U.S. Possessions Continued
$     75,000  Puerto Rico ITEMECF (Guaynabo Municipal Government
                 Center)                                                  5.625%      07/01/2015     01/01/2009(A)  $       75,028
      95,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)             5.500       07/01/2026     01/01/2009(A)          89,351
     500,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)             6.250       07/01/2016     01/01/2009(A)         501,165
      75,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)          6.125       11/15/2025     11/15/2010(A)          75,554
     750,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)          6.375       11/15/2015     11/15/2010(A)         787,215
   2,000,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)          6.500       11/15/2020     11/15/2010(A)       2,096,200
      25,000  Puerto Rico ITEMECF (InterAmerican University)(1)           5.000       10/01/2022     04/23/2021(B)          22,743
   1,275,000  Puerto Rico ITEMECF (Mennonite General Hospital)            6.500       07/01/2012     08/16/2010(B)       1,236,189
     235,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)               6.400       05/01/2009     11/05/2008(B)         233,393
   2,250,000  Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio
                 Obligated Group)(1)                                      6.250       07/01/2024     01/01/2009(A)       2,253,690
   9,400,000  Puerto Rico Municipal Finance Agency, Series A              5.250       08/01/2023     08/01/2023          8,704,306
   5,000,000  Puerto Rico Municipal Finance Agency, Series A              5.250       08/01/2024     08/01/2024          4,624,450
     230,000  Puerto Rico Municipal Finance Agency, Series A(1)           5.500       07/01/2017     01/01/2009(A)         230,973
     285,000  Puerto Rico Port Authority, Series D(1)                     6.000       07/01/2021(2)  07/01/2009(A)         267,572
     460,000  Puerto Rico Port Authority, Series D(1)                     7.000       07/01/2014(2)  01/01/2009(A)         460,474
   5,080,000  Puerto Rico Public Buildings Authority(1)                   5.000       07/01/2036     07/01/2012(A)       5,033,416
     545,000  Puerto Rico Public Buildings Authority                      5.125       07/01/2024     01/04/2024(B)         497,307
  14,280,000  Puerto Rico Public Buildings Authority                      5.250       07/01/2029     03/01/2028(B)      12,845,003
  13,195,000  Puerto Rico Public Buildings Authority                      5.500       07/01/2026     07/01/2026         12,410,425
     825,000  Puerto Rico Public Buildings Authority, Series G            5.250       07/01/2019     07/01/2012(A)         801,191
  30,785,000  Puerto Rico Public Finance Corp., Series A(1)               5.250       08/01/2029     02/01/2012(A)      31,040,208
   3,095,000  Puerto Rico Public Finance Corp., Series A(1)               5.250       08/01/2030     02/01/2012(A)       3,118,770
  10,400,000  Puerto Rico Public Finance Corp., Series A                  5.250       08/01/2031     02/01/2012(C)      10,335,000
  33,410,000  Puerto Rico Public Finance Corp., Series A                  5.750       08/01/2027     02/01/2012(C)      33,764,814
   2,750,000  University of Puerto Rico                                   5.000       06/01/2026     06/01/2026          2,463,753
     140,000  University of Puerto Rico                                   5.500       06/01/2012(2)  12/01/2008(A)         140,136


                   36 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  Principal                                                                                            Effective
   Amount                                                                   Coupon       Maturity      Maturity*         Value
------------                                                             -----------  -------------  -------------  --------------
U.S. Possessions Continued
$  7,125,000  University of Puerto Rico, Series P                         5.000%      06/01/2021     06/01/2021     $    6,583,571
   8,500,000  University of Puerto Rico, Series P                         5.000       06/01/2022     06/01/2022          7,743,670
   8,410,000  University of Puerto Rico, Series Q                         5.000       06/01/2023     06/01/2023          7,588,932
     300,000  University of Puerto Rico, Series Q                         5.000       06/01/2030     12/22/2028(B)         261,891
      25,000  V.I. HFA, Series A                                          6.500       03/01/2025(2)  03/01/2009(A)          24,725
   1,000,000  V.I. Port Authority, Series A(1)                            5.250       09/01/2018     09/01/2011(A)         952,170
   1,000,000  V.I. Public Finance Authority (Hovensa Refinery)            4.700       07/01/2022     10/01/2018(B)         780,690
   2,650,000  V.I. Public Finance Authority (Hovensa Refinery)            5.875       07/01/2022     10/01/2018(B)       2,380,469
   1,075,000  V.I. Public Finance Authority (Matching Fund Loan Note)     5.250       10/01/2021     10/01/2021          1,000,169
   1,000,000  V.I. Public Finance Authority, Series A                     5.250       10/01/2016     10/01/2014(A)         990,040
   2,000,000  V.I. Public Finance Authority, Series A                     5.250       10/01/2022     10/01/2022          1,841,460
   2,000,000  V.I. Public Finance Authority, Series A                     5.250       10/01/2023     10/01/2023          1,819,800
  10,000,000  V.I. Public Finance Authority, Series A                     5.500       10/01/2015     04/01/2009(A)      10,052,600
     180,000  V.I. Public Finance Authority, Series A(1)                  5.500       10/01/2022     10/01/2010(A)         169,927
     485,000  V.I. Public Finance Authority, Series A                     5.625       10/01/2010     10/14/2009(B)         493,992
     290,000  V.I. Public Finance Authority, Series A                     5.625       10/01/2025     10/01/2010(A)         271,185
  10,820,000  V.I. Public Finance Authority, Series A                     6.375       10/01/2019(2)  01/01/2010(A)      11,094,071
   2,665,000  V.I. Public Finance Authority, Series E                     5.875       10/01/2018     10/01/2010(A)       2,610,847
   1,015,000  V.I. Tobacco Settlement Financing Corp. (TASC)              4.750       05/15/2012     05/15/2011(A)         992,629
      80,000  V.I. Tobacco Settlement Financing Corp. (TASC)              4.950       05/15/2014     05/15/2014             76,807
   1,330,000  V.I. Tobacco Settlement Financing Corp. (TASC)              5.000       05/15/2021     12/09/2010(B)       1,183,540
   1,440,000  V.I. Tobacco Settlement Financing Corp. (TASC)              5.000       05/15/2031     04/12/2015(B)       1,143,590
   1,470,000  V.I. Water & Power Authority                                5.375       07/01/2010     01/01/2009(A)       1,485,464
                                                                                                                    --------------
                                                                                                                       775,529,989

              Total Investments, at Value (Cost $4,353,854,016)-102.6%                                               4,126,199,188
              Liabilities in Excess of Other Assets-(2.6)                                                             (102,703,382)
                                                                                                                    --------------
              Net Assets-100.0%                                                                                     $4,023,495,806
                                                                                                                    ==============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Optional call date; corresponds to the most conservative yield calculation.

(B.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(C.) Date of mandatory put.

(D.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(E.) Date of prefunded call, or maturity date if escrowed to maturity.


                   37 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

(F.)  Date of planned principal payment.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $44,384,351, which represents 1.10% of the Fund's net assets. See accompanying Notes.

(4.) Represents the current interest rate for a variable or increasing rate security.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

(7.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(8.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(9.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

(10.) Zero coupon bond reflects effective yield on the date of purchase.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

          1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

          2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

          3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                                INVESTMENTS     OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES      INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    4,120,479,188          --
Level 3--Significant Unobservable Inputs            5,720,000          --
                                               --------------         ---
   TOTAL                                       $4,126,199,188         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
BFCC      Brookdale Family Care Center
BID       Business Improvement District
BOCES     Board of Cooperative Educational Services
CAB       Capital Appreciation Bond
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI     Catholic Health Services of Long Island
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts


                   38 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FNHC      Ferncilff Nursing Home Company
FREE      Family Residences and Essential Enterprises
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HJDOI     Hospital for Joint Diseases Orthopedic Institute
HKSB      Helen Keller Services for the Blind
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
KR        Kateri Residence
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LRRHCF    Loretto Rest Residential Health Care Facility
MMC       Mercy Medical Center
MMWNHC    Mary Manning Walsh Nursing Home Company
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NSUH      North Shore University Hospital
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLs      Residual Options Longs
SCHC      Senior Citizen Housing Corp.
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SEAM      Sociedad Espanola de Auxilio Mutuo
SFH       St. Francis Hospital
SONYMA    State of New York Mortgage Agency
SSMH      Soldiers and Sailors Memorial Hospital
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Devel. Corp.
USBFCC    Urban Strategies Brookdale Family Care Center
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS


                   39 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.


                   40 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $138,968,445
Sold securities                     28,150,160

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $138,274,937 as of September 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual rports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2008, municipal bond holdings with a value of $198,011,183 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $156,690,000 in short-term floating rate notes issued and outstanding at that date.

At September 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                             COUPON    MATURITY
  AMOUNT      INVERSE FLOATER(1)                     RATE (2)     DATE         VALUE
-----------   ------------------------------------   --------   --------   ------------
$ 3,335,000   NYC GO DRIVERS                           0.000(4)% 8/15/23   $  2,909,054
  3,780,000   NYC GO DRIVERS                           0.000(4)  12/1/23      3,290,906


                   41 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

  7,250,000   NYC GO RITES                             0.900     6/1/23       6,026,200
  2,240,000   NYC GO ROLs(3)                           0.000     4/1/30       1,428,067
 13,200,000   NYS DA ROLs(3)                           0.000(4) 8/15/30      14,627,184
 25,560,000   NYS DA ROLs(3)                           0.243    8/15/25      14,663,772
  5,600,000   Puerto Rico Highway & Transportation
                 Authority ROLs(3)                    (0.870)    7/1/45      (1,624,000)
                                                                           ------------
                                                                           $ 41,321,183
                                                                           ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 38-39 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $119,091,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of September 30, 2008, securities with an aggregate market value of $633,198, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. While principal payments owed to the Fund under these agreements are in the amount of $165,000, no interest payments are due.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9074% as of September 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.


                   42 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

As of September 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9074%. Details of the borrowings for the period ended September 30, 2008 are as follows:

Average Daily Loan Balance    $44,131,022
Average Daily Interest Rate         3.263%
Fees Paid                     $   385,764
Interest Paid                 $ 1,043,295

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,353,939,579
                                 ==============
Gross unrealized appreciation    $   32,733,823
Gross unrealized depreciation      (260,474,214)
                                 --------------
Net unrealized depreciation      $ (227,740,391)
                                 ==============


                   43 | Limited Term New York Municipal Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008